UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

TCW ETF Trust

On behalf of the following series:

TCW Flexible Income ETF (Ticker: FLXR)

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

TCW Flexible Income ETF

Ticker: FLXR | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Flexible Income ETF for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Products/ETFs/FLXR/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Flexible Income ETFFootnote Reference1	$50	0.49%

How did the Fund perform last year and what affected its performance?

Though exposure across fixed income spread sectors rewarded absolute and relative performance for the period, residential MBS (mortgage-backed securities) drove the largest benefit given sizeable allocations to both agency and non-agency backed collateral. Agency MBS benefitted from the decline in rates and steepening of the yield curve to finish ahead of duration-matched Treasuries, while FLXR’s emphasis on lower and middle coupon (2.0 to 4.0) 30-Year issues provided a boost from an issue selection standpoint given longer duration profiles that benefitted from lower rates. Meanwhile, non-agency MBS issues performed well given sustained investor demand that helped push yield spreads tighter and prices higher. Moreover, non-agency MBS bonds provided a steady stream of interest payments while also displaying price appreciation as rates moved lower and prepayment assumptions increased, providing both income and yield pickup. Non-agency CMBS (commercial MBS) exposure provided a further boost to relative returns given strong performance across the sector, with the emphasis on single asset single borrower deals backed by trophy properties and strong sponsors outperforming Index-eligible conduit deals with weaker collateral. Finally, though the improvement in corporate credit valuations throughout the period informed a disciplined trimming of corporate exposure and reduction in beta, FLXR’s focus on idiosyncratic credits offering compelling yield premiums helped drive a yield advantage relative to the Index, with issues among the banking, midstream energy, and technology industries providing the largest benefit.

Fund Performance

(based on Net Asset Value)

	TCW Flexible Income ETF (FLXR)Footnote Reference1	Bloomberg U.S. Aggregate Bond Index
11/2018	$10,000	$10,000
12/2018	$10,137	$10,184
01/2019	$10,291	$10,292
02/2019	$10,610	$10,286
03/2019	$11,024	$10,483
04/2019	$11,155	$10,486
05/2019	$11,358	$10,672
06/2019	$11,514	$10,806
07/2019	$11,519	$10,830
08/2019	$11,788	$11,111
09/2019	$11,841	$11,051
10/2019	$11,861	$11,085
11/2019	$11,934	$11,079
12/2019	$11,989	$11,071
01/2020	$12,180	$11,284
02/2020	$12,378	$11,488
03/2020	$12,142	$11,420
04/2020	$12,517	$11,623
05/2020	$12,696	$11,677
06/2020	$12,892	$11,751
07/2020	$12,992	$11,926
08/2020	$13,047	$11,830
09/2020	$13,084	$11,823
10/2020	$13,116	$11,771
11/2020	$13,345	$11,886
12/2020	$13,440	$11,902
01/2021	$13,523	$11,817
02/2021	$13,508	$11,647
03/2021	$13,457	$11,501
04/2021	$13,593	$11,592
05/2021	$13,640	$11,630
06/2021	$13,687	$11,712
07/2021	$13,763	$11,842
08/2021	$13,785	$11,820
09/2021	$13,802	$11,718
10/2021	$13,740	$11,714
11/2021	$13,696	$11,749
12/2021	$13,740	$11,719
01/2022	$13,574	$11,466
02/2022	$13,428	$11,339
03/2022	$13,181	$11,024
04/2022	$12,892	$10,605
05/2022	$12,864	$10,674
06/2022	$12,549	$10,506
07/2022	$12,887	$10,763
08/2022	$12,686	$10,459
09/2022	$12,200	$10,007
10/2022	$12,171	$9,877
11/2022	$12,527	$10,240
12/2022	$12,551	$10,194
01/2023	$12,963	$10,508
02/2023	$12,737	$10,236
03/2023	$13,016	$10,496
04/2023	$13,125	$10,560
05/2023	$13,002	$10,445
06/2023	$12,972	$10,408
07/2023	$13,097	$10,400
08/2023	$13,104	$10,334
09/2023	$12,904	$10,071
10/2023	$12,776	$9,912
11/2023	$13,273	$10,361
12/2023	$13,695	$10,758
01/2024	$13,760	$10,728
02/2024	$13,640	$10,577
03/2024	$13,785	$10,674
04/2024	$13,561	$10,405
05/2024	$13,780	$10,581
06/2024	$13,891	$10,681
07/2024	$14,262	$10,931
08/2024	$14,530	$11,088
09/2024	$14,718	$11,236
10/2024	$14,454	$10,958

The Fund's past performance is not a good predictor of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Footnote	Description
Footnote[1]	For periods before June 24, 2024, reflects the performance of Class I shares of the predecessor mutual fund, the Metropolitan West Flexible Income Fund, which had substantially similar objectives, strategies and policies but was subject to different expenses, which would have produced different results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 11/30/18

TCW Flexible Income ETF (FLXR)	12.88%	3.99%	6.38%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.57%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$421,871,982
  # of Portfolio Holdings922
  Portfolio Turnover Rate181%
  Total Advisory Fees Paid$713,380

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	22.9%
Residential Mortgage-Backed Securities - Non-Agency	20.1%
Corporate Bonds	18.4%
Short-Term Investments	14.1%
Asset-Backed Securities	14.1%
Commercial Mortgage-Backed Securities - Non-Agency	10.5%
Bank Loans	6.9%
U.S. Treasury Securities	2.9%
Other Security TypesFootnote Reference*	1.8%
Liabilities in Excess of Other Assets	(11.7%)
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/FLXR/ for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.00%, due 04/01/54	1.5%
U.S. Treasury Notes, 3.88%, due 10/15/27	1.2%
U.S. Treasury Notes, 4.13%, due 10/31/26	1.2%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	1.2%
Federal Home Loan Mortgage Corp., 2.00%, due 03/01/52	1.1%
Government National Mortgage Association, TBA, 4.50%, due 05/01/54	1.0%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.0%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/54	1.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	0.9%
Government National Mortgage Association, TBA, 5.50%, due 06/01/54	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Products/ETFs/FLXR/.

Phone: 800-FUND-TCW (800-386-3829)

TCW Flexible Income ETF

Annual Shareholder Report — October 31, 2024

Ticker: FLXR

TSR FLXR-1024

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)

As of the period ended October 31, 2024, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”)..

(b)	Not applicable.

(c)	During the period covered by this report, no substantive amendments were made to the Code of Ethics.

(d)	During the period covered by this report, there have been no waivers granted under the Code of Ethics.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is filed herewith pursuant to Item 19(a)(1) of this Form.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Victoria B. Rogers, Robert Rooney, and Michael Swell possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated each individual as the Registrant’s audit committee financial experts. Ms. Rogers, Mr. Rooney, and Mr. Swell are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The following fees paid to Deloitte & Touche LLP (“Deloitte”), the Registrant’s principal accounting firm, are for services rendered for the fiscal years ended October 31, 2024 and October 31, 2023.

(a)	Audit Fees

The aggregate fees billed for the fiscal years ended October 31, 2024, and October 31, 2023, for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $15,500 and $39,450, respectively.

(b)	Audit-Related Fees

The aggregate fees billed for the fiscal years ended October 31, 2024, and October 31, 2023, for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $0 and $0, respectively.

(c)	Tax Fees

The aggregate fees billed for the fiscal years ended October 31, 2024, and October 31, 2023, for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $4,740 and $6,260, respectively. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)	All Other Fees

The aggregate fees billed for the fiscal years ended October 31, 2024, and October 31, 2023, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 and $0, respectively.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the Audit Committee, the Audit Committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee has delegated to its Chairman the approval of such services subject to reports to the full Audit Committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0% for the fiscal years ended October 31, 2023 and October 31, 2024, respectively.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $331,979 for the period ending October 31, 2024 and $9,000 for the period ending October 31, 2023.

(h)	Not Applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)

The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees are members of the Audit Committee.

(b)	Not applicable.

Item 6.	Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

TCW ETFs

TCW ETF Trust Financial Statements

and Other Information
Form N-CSR Items 7-11

October 31, 2024

TCW Flexible Income (FLXR)

TCW Flexible Income ETF

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —97.4% of Net Assets
CORPORATE BONDS—18.4%

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (United Kingdom)
3.85% (1)	12/15/25	$250,000	$247,225
Boeing Co.
5.81%	05/01/50	370,000	349,428
6.53% (1)	05/01/34	175,000	184,560
General Electric Co.
5.86% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36	52,000	48,768
5.88% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26	57,000	57,082

			887,063

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom)
3.56%	08/15/27	44,000	42,665
5.65%	03/16/52	430,000	399,311
BAT International Finance PLC (United Kingdom)
1.67%	03/25/26	83,000	79,495
Imperial Brands Finance PLC (United Kingdom)
4.25% (1)	07/21/25	160,000	158,949
6.13% (1)	07/27/27	195,000	200,444

			880,864

Airlines — 0.0%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA
2.00%	12/10/29	19,021	17,715
JetBlue Pass-Through Trust Series 2019-1, Class AA
2.75%	11/15/33	23,782	20,960
JetBlue Pass-Through Trust Series 2020-1, Class A
4.00%	05/15/34	57,823	54,885

			93,560

Banks — 4.0%
Bank of America Corp.
1.32% (1 day USD SOFR + 1.150%)(2)	06/19/26	165,000	161,164
1.53% (1 day USD SOFR + 0.650%)(2)	12/06/25	1,100,000	1,095,963

Issues	Maturity Date	Principal Amount	Value
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31	$385,000	$322,799
2.55% (1 day USD SOFR + 1.050%)(2)	02/04/28	125,000	118,978
2.59% (1 day USD SOFR + 2.150%)(2)	04/29/31	270,000	238,737
2.97% (1 day USD SOFR + 1.330%)(2)	02/04/33	1,090,000	946,720
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28	685,000	657,093
4.38% (5 yr. CMT + 2.760%)(2),(3)	01/27/27	100,000	96,605
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32	510,000	430,318
2.98% (1 day USD SOFR + 1.422%)(2)	11/05/30	145,000	131,751
3.52% (3 mo. USD Term SOFR + 1.413%)(2)	10/27/28	435,000	419,053
Goldman Sachs Group, Inc.
1.09% (1 day USD SOFR + 0.789%)(2)	12/09/26	2,910,000	2,789,817
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27	5,000	4,711
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27	325,000	307,356
3.81% (3 mo. USD Term SOFR + 1.420%)(2)	04/23/29	575,000	554,553
HSBC Holdings PLC (United Kingdom)
2.10% (1 day USD SOFR + 1.929%)(2)	06/04/26	1,060,000	1,041,535

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
2.36% (1 day USD SOFR + 1.947%)(2)	08/18/31	$60,000	$51,525
4.76% (1 day USD SOFR + 2.110%)(2)	06/09/28	255,000	253,865
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27	375,000	357,566
1.05% (1 day USD SOFR + 0.800%)(2)	11/19/26	420,000	403,502
1.56% (1 day USD SOFR + 0.605%)(2)	12/10/25	710,000	707,103
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27	700,000	668,073
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29	120,000	109,135
2.58% (3 mo. USD Term SOFR + 1.250%)(2)	04/22/32	760,000	659,026
3.65% (5 yr. CMT + 2.850%)(2),(3)	06/01/26	115,000	111,619
4.01% (3 mo. USD Term SOFR + 1.382%)(2)	04/23/29	255,000	248,115
Lloyds Banking Group PLC (United Kingdom)
3.57% (3 mo. USD LIBOR + 1.205%)(2)	11/07/28	335,000	322,297
Morgan Stanley
0.99% (1 day USD SOFR + 0.720%)(2)	12/10/26	145,000	138,933
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32	425,000	356,052
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29	120,000	122,678
6.88% (1 day USD SOFR + 2.284%)(2)	10/20/34	260,000	289,091
Santander U.K. Group Holdings PLC (United Kingdom)
1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27	325,000	307,814
U.S. Bancorp
3.70% (5 yr. CMT + 2.541%)(2),(3)	01/15/27	105,000	98,564
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34	175,000	169,500
5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35	150,000	153,875

Issues	Maturity Date		Principal Amount	Value
5.85% (1 day USD SOFR + 2.090%)(2)	10/21/33		$50,000	$51,867
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		560,000	526,932
2.57% (3 mo. USD Term SOFR + 1.262%)(2)	02/11/31		385,000	341,380
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		345,000	306,846
5.39% (1 day USD SOFR + 2.020%)(2)	04/24/34		550,000	554,147
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29		410,000	418,815

				17,045,473

Beverages — 0.2%
Anheuser-Busch InBev SA (Belgium)
3.95% (4)	03/22/44	EUR	100,000	109,710
JDE Peet’s NV (Netherlands)
2.25% (1)	09/24/31		$750,000	613,028
Pernod Ricard SA (France)
3.63% (4)	05/07/34	EUR	200,000	217,785

				940,523

Biotechnology — 0.0%
Amgen, Inc.
3.15%	02/21/40		$100,000	76,247

Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.83% (1)	10/15/27		405,000	371,024
2.30% (1)	11/01/30		505,000	432,361
3.27% (1)	11/15/40		55,000	40,461
3.47% (1)	12/01/50		45,000	30,724
4.38%	06/01/47		115,000	92,185
SK Invictus Intermediate II SARL
5.00% (1)	10/30/29		250,000	237,055

				1,203,810

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value

Commercial Services — 0.6%
Adtalem Global Education, Inc.
5.50% (1)	03/01/28	$992,000	$973,023
Hertz Corp.
4.63% (1)	12/01/26	50,000	37,799
Raven Acquisition Holdings LLC
6.88% (1)	11/15/31	425,000	424,354
Upbound Group, Inc.
6.38% (1)	02/15/29	300,000	285,714
Valvoline, Inc.
3.63% (1)	06/15/31	450,000	390,942
VT Topco, Inc.
8.50% (1)	08/15/30	560,000	590,055

			2,701,887

Computers — 0.1%
NCR Voyix Corp.
5.00% (1)	10/01/28	550,000	529,601

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26	123,000	117,417
3.88%	01/23/28	5,000	4,844
4.45%	10/01/25	110,000	109,745
Air Lease Corp.
2.88%	01/15/26	380,000	371,081
Avolon Holdings Funding Ltd. (Ireland)
2.53% (1)	11/18/27	583,000	539,001
Charles Schwab Corp.
5.00% (5 yr. CMT + 3.256%)(2),(3)	06/01/27	200,000	195,634
Discover Financial Services
3.95%	11/06/24	105,000	105,000
GGAM Finance Ltd. (Ireland)
8.00% (1)	02/15/27	115,000	118,893
8.00% (1)	06/15/28	520,000	549,593
Jane Street Group/JSG Finance, Inc.
4.50% (1)	11/15/29	315,000	298,296
6.13% (1)	11/01/32	300,000	300,579

			2,710,083

Electric — 1.1%
Alliant Energy Finance LLC
1.40% (1)	03/15/26	245,000	232,162
3.60% (1)	03/01/32	155,000	138,116

Issues	Maturity Date		Principal Amount	Value
Amprion GmbH (Germany)
4.00% (4)	05/21/44	EUR	100,000	$110,929
Arizona Public Service Co.
6.35%	12/15/32		525,000	563,488
Duke Energy Carolinas LLC
4.00%	09/30/42		250,000	208,212
5.35%	01/15/53		195,000	192,092
Duke Energy Corp.
3.75%	04/01/31	EUR	400,000	437,789
3.85%	06/15/34	EUR	200,000	216,308
Elia Group SA (Belgium)
3.88% (4)	06/11/31	EUR	100,000	109,103
Elia Transmission Belgium SA
3.75% (4)	01/16/36	EUR	100,000	109,797
Eurogrid GmbH (Germany)
1.11% (4)	05/15/32	EUR	200,000	184,289
FirstEnergy Pennsylvania Electric Co.
4.15% (1)	04/15/25		$555,000	552,414
FirstEnergy Transmission LLC
2.87% (1)	09/15/28		418,000	388,661
MVM Energetika Zrt (Hungary)
6.50% (4)	03/13/31		400,000	410,952
National Grid Electricity Transmission PLC (United Kingdom)
0.82% (4)	07/07/32	EUR	100,000	89,566
Public Service Co. of New Mexico
3.85%	08/01/25		40,000	39,654
TenneT Holding BV (Netherlands)
2.75% (4)	05/17/42	EUR	115,000	109,302
4.50% (4)	10/28/34	EUR	100,000	116,907
Tucson Electric Power Co.
5.50%	04/15/53		$305,000	300,535

				4,510,276

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38% (1)	03/31/29		925,000	865,791

Electronics — 0.1%
Honeywell International, Inc.
3.75%	03/01/36	EUR	160,000	175,819
4.13%	11/02/34	EUR	150,000	171,544

				347,363

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date		Principal Amount	Value

Engineering & Construction — 0.1%
Artera Services LLC
8.50% (1)	02/15/31		$240,000	$238,099

Entertainment — 0.9%
Banijay Entertainment SAS (France)
8.13% (1)	05/01/29		350,000	363,023
Everi Holdings, Inc.
5.00% (1)	07/15/29		350,000	348,043
Flutter Treasury DAC (Ireland)
5.00% (1)	04/29/29	EUR	100,000	111,819
Live Nation Entertainment, Inc.
5.63% (1)	03/15/26		$355,000	354,180
WarnerMedia Holdings, Inc.
4.28%	03/15/32		1,520,000	1,334,074
5.05%	03/15/42		260,000	207,904
5.14%	03/15/52		1,400,000	1,055,516

				3,774,559

Food — 0.4%
ELO SACA (France)
6.00% (4)	03/22/29	EUR	600,000	563,746
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% (1)	06/01/26		$932,000	75,249
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%	12/01/31		385,000	344,371
6.50%	12/01/52		437,000	449,411
6.75% (1)	03/15/34		172,000	184,838
Pilgrim’s Pride Corp.
4.25%	04/15/31		180,000	167,366
Smithfield Foods, Inc.
5.20% (1)	04/01/29		5,000	4,903

				1,789,884

Gas — 0.3%
CenterPoint Energy Resources Corp.
5.40%	03/01/33		765,000	781,440
KeySpan Gas East Corp.
5.99% (1)	03/06/33		385,000	395,880
National Gas Transmission PLC (United Kingdom)
4.25% (4)	04/05/30	EUR	200,000	224,907

				1,402,227

Health Care-Products — 0.1%
Medtronic Global Holdings SCA
3.38%	10/15/34	EUR	185,000	201,455

Issues	Maturity Date		Principal Amount	Value
Sotera Health Holdings LLC
7.38% (1)	06/01/31		$180,000	$184,298

				385,753

Health Care-Services — 0.7%
Catalent Pharma Solutions, Inc.
3.13% (1)	02/15/29		475,000	462,203
Centene Corp.
3.00%	10/15/30		323,000	280,154
Elevance Health, Inc.
5.20%	02/15/35		185,000	184,464
HAH Group Holding Co. LLC
9.75% (1)	10/01/31		190,000	193,863
HCA, Inc.
5.38%	09/01/26		10,000	10,054
5.63%	09/01/28		275,000	280,577
Kedrion SpA (Italy)
6.50% (1)	09/01/29		615,000	578,469
Lonza Finance International NV (Switzerland)
3.88% (4)	04/24/36	EUR	100,000	110,983
ModivCare, Inc.
5.00% (1)	10/01/29		$709,000	485,020
Prime Healthcare Services, Inc.
9.38% (1)	09/01/29		415,000	422,200

				3,007,987

Household Products/Wares — 0.2%
Central Garden & Pet Co.
4.13%	10/15/30		375,000	340,526
Spectrum Brands, Inc.
3.88% (1)	03/15/31		490,000	431,876

				772,402

Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc.
4.25% (1)	02/15/29		175,000	164,780
6.00% (1)	08/01/29		200,000	189,460
Athene Global Funding
1.99% (1)	08/19/28		370,000	330,314
2.72% (1)	01/07/29		95,000	86,266
3.21% (1)	03/08/27		130,000	123,601
Farmers Exchange Capital II
6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		150,000	144,360

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Farmers Exchange Capital III
5.45% (3 mo. USD LIBOR + 3.454%)(1),(2)	10/15/54	$85,000	$76,805
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57	135,000	109,058
7.00% (10 yr. CMT + 3.864%)(1),(2)	10/15/64	265,000	271,461
Metropolitan Life Global Funding I
2.95% (1)	04/09/30	15,000	13,713
Nationwide Mutual Insurance Co.
7.50% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	375,000	375,919

			1,885,737

Internet — 0.3%
Gen Digital, Inc.
6.75% (1)	09/30/27	328,000	333,976
Netflix, Inc.
5.88%	02/15/25	310,000	310,912
Uber Technologies, Inc.
4.30%	01/15/30	700,000	681,205

			1,326,093

Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	440,000	424,415
9.00% (1)	06/15/30	164,000	158,189
9.75%	01/15/29	285,000	285,257

			867,861

Machinery-Diversified — 0.2%
OT Merger Corp.
7.88% (1)	10/15/29	1,350,000	585,482
TK Elevator U.S. Newco, Inc. (Germany)
5.25% (1)	07/15/27	220,000	216,726

			802,208

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31	140,000	117,788
3.70%	04/01/51	530,000	331,976

Issues	Maturity Date	Principal Amount	Value
3.90%	06/01/52	$360,000	$231,991
4.80%	03/01/50	250,000	187,910
5.38%	05/01/47	141,000	115,301
6.65%	02/01/34	246,000	252,662
CSC Holdings LLC
4.63% (1)	12/01/30	300,000	151,146
5.38% (1)	02/01/28	130,000	111,436
6.50% (1)	02/01/29	77,000	65,136
11.25% (1)	05/15/28	315,000	307,493
11.75% (1)	01/31/29	85,000	83,048
Scripps Escrow, Inc.
5.88% (1)	07/15/27	400,000	353,444
Sirius XM Radio, Inc.
3.88% (1)	09/01/31	430,000	370,071
Time Warner Cable LLC
5.50%	09/01/41	510,000	431,011
VZ Secured Financing BV (Netherlands)
5.00% (1)	01/15/32	1,400,000	1,258,334

			4,368,747

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems, Inc.
6.38% (1)	06/15/30	335,000	338,772

Mining — 0.1%
Corp. Nacional del Cobre de Chile (Chile)
5.13% (4)	02/02/33	200,000	193,168
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45% (4)	05/15/30	200,000	200,684

			393,852

Oil & Gas — 0.2%
KazMunayGas National Co. JSC
3.50% (1)	04/14/33	400,000	338,980
Pertamina Persero PT (Indonesia)
3.10% (1)	08/27/30	400,000	362,776
Petroleos Mexicanos
6.35%	02/12/48	5,000	3,426
Sunoco LP
7.25% (1)	05/01/32	175,000	182,413

			887,595

Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp.
7.13% (1)	03/15/29	525,000	535,358

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date		Principal Amount	Value

Packaging & Containers — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% (1)	08/15/26		$382,000	$332,768
5.25% (1)	08/15/27		510,000	306,734
5.25% (1)	08/15/27		305,000	183,390
Berry Global, Inc.
1.65%	01/15/27		40,000	37,288
5.50%	04/15/28		255,000	258,170
5.65% (1)	01/15/34		150,000	150,032
Clearwater Paper Corp.
4.75% (1)	08/15/28		600,000	557,652
Graphic Packaging International LLC
6.38% (1)	07/15/32		200,000	202,100

				2,028,134

Pharmaceuticals — 1.0%
1375209 BC Ltd. (Canada)
9.00% (1)	01/30/28		995,000	993,488
Bayer U.S. Finance II LLC (Germany)
4.25% (1)	12/15/25		255,000	252,445
4.38% (1)	12/15/28		210,000	203,228
4.40% (1)	07/15/44		245,000	189,108
4.88% (1)	06/25/48		80,000	65,814
6.50% (1)	11/21/33		500,000	523,950
6.88% (1)	11/21/53		345,000	365,890
Becton Dickinson & Co.
3.73%	12/15/24		3,000	2,994
CVS Health Corp.
2.70%	08/21/40		270,000	180,131
4.78%	03/25/38		75,000	66,938
5.05%	03/25/48		330,000	285,328
5.70%	06/01/34		195,000	195,973
Grifols SA (Spain)
4.75% (1)	10/15/28	EUR	738,000	681,956
7.50% (4)	05/01/30	EUR	100,000	113,850

				4,121,093

Pipelines — 0.9%
Energy Transfer LP
6.63% (3 mo. USD LIBOR + 4.155%)(2),(3)	02/15/28		733,000	721,712

Issues	Maturity Date		Principal Amount	Value
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29		$430,000	$429,535
8.25% (1)	01/15/32		250,000	255,200
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38% (1)	02/15/32		275,000	277,681
NGPL PipeCo LLC
4.88% (1)	08/15/27		40,000	39,639
Pipeline Funding Co. LLC
7.50% (1)	01/15/30		142,118	150,129
Southern Natural Gas Co. LLC
4.80% (1)	03/15/47		65,000	55,409
TMS Issuer SARL
5.78% (4)	08/23/32		200,000	204,894
TransMontaigne Partners LP/TLP Finance Corp.
6.13%	02/15/26		725,000	713,864
Venture Global Calcasieu Pass LLC
4.13% (1)	08/15/31		580,000	528,937
Venture Global LNG, Inc.
7.00% (1)	01/15/30		150,000	151,014
9.50% (1)	02/01/29		229,000	253,281

				3,781,295

Real Estate — 0.3%
Add Hero Holdings Ltd. (Hong Kong)
8.50% (5),(6)	09/30/29		33,630	2,923
9.00% (6),(7)	09/30/30		25,994	849
9.80% (6),(8)	09/30/31		34,051	1,007
Annington Funding PLC (United Kingdom)
2.31% (4)	10/06/32	GBP	100,000	99,427
3.18% (4)	07/12/29	GBP	100,000	115,031
3.69% (4)	07/12/34	GBP	100,000	106,051
Blackstone Property Partners Europe Holdings SARL (Luxembourg)
1.00% (4)	05/04/28		$195,000	194,090
China Aoyuan Group Ltd.
0.00% (3),(6)	12/31/99		49,185	603
5.50% (6),(9)	09/30/31		19,044	315
Greystar Real Estate Partners LLC
7.75% (1)	09/01/30		350,000	367,066
Sunac China Holdings Ltd.
6.00% (1),(6),(10)	09/30/26		19,589	3,471
6.25% (1),(6),(11)	09/30/27		19,637	3,278
6.50% (1),(6),(12)	09/30/27		39,370	6,168
6.75% (1),(6),(13)	09/30/28		59,199	8,695
7.00% (1),(6),(14)	09/30/29		59,342	8,440

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date		Principal Amount	Value
7.25% (1),(6),(15)	09/30/30		$27,948	$3,813
Vonovia SE (Germany)
0.75% (4)	09/01/32	EUR	100,000	86,762
1.00% (4)	06/16/33	EUR	100,000	86,171

				1,094,160

REIT — 1.1%
American Assets Trust LP
3.38%	02/01/31		500,000	433,440
American Homes 4 Rent LP
3.38%	07/15/51		675,000	456,496
American Tower Corp.
2.10%	06/15/30		550,000	472,703
Boston Properties LP
2.75%	10/01/26		10,000	9,585
Digital Dutch Finco BV
1.25% (4)	02/01/31	EUR	220,000	208,224
Digital Intrepid Holding BV
0.63% (4)	07/15/31		$100,000	89,083
Extra Space Storage LP
2.35%	03/15/32		160,000	131,867
2.40%	10/15/31		71,000	59,440
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		337,000	314,138
4.00%	01/15/31		73,000	67,037
5.38%	04/15/26		40,000	40,037
5.75%	06/01/28		10,000	10,164
Healthcare Realty Holdings LP
2.40%	03/15/30		260,000	221,705
3.10%	02/15/30		35,000	31,536
3.63%	01/15/28		150,000	143,379
Healthpeak OP LLC
3.40%	02/01/25		2,000	1,991
Hudson Pacific Properties LP
3.25%	01/15/30		525,000	384,363
3.95%	11/01/27		448,000	402,564
5.95%	02/15/28		15,000	13,322
Invitation Homes Operating Partnership LP
2.70%	01/15/34		170,000	137,538
5.50%	08/15/33		60,000	60,292
Kilroy Realty LP
2.50%	11/15/32		50,000	39,159
LXP Industrial Trust
2.70%	09/15/30		160,000	138,486
Prologis Euro Finance LLC
4.63%	05/23/33	EUR	100,000	115,937

Issues	Maturity Date		Principal Amount	Value
Realty Income Corp.
5.13%	07/06/34	EUR	285,000	$342,553
VICI Properties LP
4.95%	02/15/30		$39,000	38,316
5.63%	05/15/52		50,000	46,990
VICI Properties LP/VICI Note Co., Inc.
3.88% (1)	02/15/29		30,000	28,266
4.50% (1)	01/15/28		13,000	12,677
4.63% (1)	06/15/25		10,000	9,955
5.75% (1)	02/01/27		65,000	65,540
WP Carey, Inc.
4.25%	07/23/32	EUR	100,000	111,305

				4,638,088

Retail — 0.7%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
5.13% (1)	04/15/29		$743,000	690,812
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% (1)	04/01/26		110,000	109,329
5.88% (1)	04/01/29		769,000	718,746
FirstCash, Inc.
6.88% (1)	03/01/32		195,000	197,935
Lithia Motors, Inc.
3.88% (1)	06/01/29		200,000	183,710
Michaels Cos., Inc.
7.88% (1)	05/01/29		745,000	398,873
Papa John’s International, Inc.
3.88% (1)	09/15/29		370,000	337,817
Raising Cane’s Restaurants LLC
9.38% (1)	05/01/29		320,000	344,448

				2,981,670

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom)
2.97% (1 day USD SOFR + 1.290%)(1),(2)	02/16/28		200,000	191,024

Software — 0.3%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75% (1)	05/01/29		290,000	295,174
Open Text Corp. (Canada)
6.90% (1)	12/01/27		760,000	791,076
RingCentral, Inc.
8.50% (1)	08/15/30		161,000	170,353

				1,256,603

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date		Principal Amount	Value

Telecommunications — 0.4%
Consolidated Communications, Inc.
6.50% (1)	10/01/28		$175,000	$166,374
Frontier Communications Holdings LLC
5.88% (1)	10/15/27		155,000	154,761
8.63% (1)	03/15/31		546,000	586,475
Global Switch Finance BV (United Kingdom)
1.38% (4)	10/07/30	EUR	285,000	289,846
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15% (1)	09/20/29		346,500	348,195

				1,545,651

Water — 0.1%
Suez SACA (France)
2.88% (4)	05/24/34	EUR	200,000	202,250

Total Corporate Bonds (Cost: $79,290,683)				77,409,643

MUNICIPAL BONDS—0.2%
City of Los Angeles Department of Airports, Revenue Bond
3.89%	05/15/38		$100,000	89,910
City of New York, General Obligation Unlimited
3.62%	04/01/31		155,000	145,874
County of Miami-Dade Aviation Revenue, Revenue Bond
2.61%	10/01/32		100,000	85,521
Empire State Development Corp., Revenue Bond
2.00%	03/15/33		100,000	80,120
2.54%	03/15/34		40,000	33,620
2.54%	03/15/34		135,000	112,389
New York City Transitional Finance Authority Future Tax Secured Revenue
1.85%	08/01/32		75,000	60,824
State of Ohio, Revenue Bond
2.89%	01/01/32		100,000	89,193

Total Municipal Bonds (Cost: $822,987)				697,451

FOREIGN GOVERNMENT BONDS—1.0%
Brazil Government International Bonds
6.00%	10/20/33		200,000	198,738
6.13%	03/15/34		400,000	396,400
Colombia Government International Bonds
8.00%	04/20/33		400,000	412,320

Issues	Maturity Date	Principal Amount	Value
Costa Rica Government International Bonds
6.55% (4)	04/03/34	$200,000	$208,020
Finance Department Government of Sharjah
6.50% (1)	11/23/32	200,000	210,898
Guatemala Government Bonds
3.70% (4)	10/07/33	200,000	165,638
5.25% (4)	08/10/29	300,000	291,123
Mexico Government International Bonds
4.88%	05/19/33	475,000	438,045
6.35%	02/09/35	300,000	301,611
Panama Government International Bonds
2.25%	09/29/32	200,000	146,910
3.16%	01/23/30	200,000	172,586
6.40%	02/14/35	200,000	191,904
Paraguay Government International Bonds
4.95% (4)	04/28/31	400,000	389,972
Republic of South Africa Government International Bonds
5.88%	04/20/32	400,000	383,368
Romania Government International Bonds
3.00% (4)	02/14/31	300,000	254,103
6.63% (1)	02/17/28	200,000	206,438

Total Foreign Government Bonds (Cost: $4,382,484)			4,368,074

ASSET-BACKED SECURITIES—14.1%
AGL CLO 13 Ltd. Series 2021-13A, Class B
6.53% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/20/34	600,000	605,580
AIMCO CLO 14 Ltd. Series 2021-14A, Class SUB
0.00% (1),(16)	04/20/34	700,000	473,830
Allegro CLO XVI Ltd. Series 2024-1A, Class C
7.33% (3 mo. USD Term SOFR + 2.700%)(1),(2)	04/25/37	1,000,000	1,012,300
AMSR Trust Series 2020-SFR1, Class I
8.19% (1)	04/17/37	605,000	603,830
AMSR Trust Series 2020-SFR3, Class H
6.50% (1)	09/17/37	635,000	630,594
AMSR Trust Series 2021-SFR3, Class G
3.80% (1)	10/17/38	600,000	557,030

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date		Principal Amount	Value
Arbour CLO VI DAC Series 6A, Class BR
5.07% (3 mo. EUR EURIBOR + 1.900%)(1),(2)	11/15/37	EUR	1,500,000	$1,636,676
BCRED CLO LLC Series 2023-1A, Class A
6.92% (3 mo. USD Term SOFR + 2.300%)(1),(2)	01/20/36		1,200,000	1,207,080
BMO SBA COOF Trust Series 2019-1, Class A (I/O)
1.63% (1),(16)	10/25/45		2,362,271	85,047
Capital Street Master Trust Series 2024-1, Class A
6.15% (30 day USD SOFR Average + 1.350%)(1),(2)	10/16/28		1,100,000	1,099,983
Carvana Auto Receivables Trust Series 2020-P1, Class R
0.00% (1),(17)	09/08/27		1,300	107,056
Carvana Auto Receivables Trust Series 2021-N3, Class R
0.00% (1),(17)	06/12/28		1,500	94,993
Carvana Auto Receivables Trust Series 2022-P2, Class R
0.00% (1),(17)	05/10/29		3,050	417,600
Carvana Auto Receivables Trust Series 2023-N3, Class R
0.00% (1),(17)	09/10/30		2,200	612,138
Carvana Auto Receivables Trust Series 2023-N3, Class XS (I/O)
0.00% (1),(18)	09/10/30		21,980,504	340,588
Carvana Auto Receivables Trust Series 2023-P1, Class R
0.00% (1),(17)	03/11/30		3,100	384,683
Carvana Auto Receivables Trust Series 2023-P2, Class R
0.00% (1),(17)	06/10/30		2,000	364,197
Carvana Auto Receivables Trust Series 2023-P3, Class R
0.00% (1),(17)	08/12/30		2,000	337,580
CIFC Funding Ltd. Series 2017-4A, Class A2R
6.45% (3 mo. USD Term SOFR + 1.812%)(1),(2)	10/24/30		575,000	575,517

Issues	Maturity Date	Principal Amount	Value
CIFC Funding Ltd. Series 2018-1A, Class SUB
0.00% (1),(16),(18)	04/18/31	$575,000	$190,785
CIFC Funding Ltd. Series 2022-2A, Class INCB
0.00% (1),(16),(18)	04/19/35	475,000	352,640
CoreVest American Finance Ltd. Series 2019-3, Class XA (I/O)
2.01% (1),(16)	10/15/52	161,909	1,329
CoreVest American Finance Trust Series 2021-1, Class XB (I/O)
1.48% (1),(16)	04/15/53	4,459,000	228,001
CyrusOne Data Centers Issuer I LLC Series 2024-1A, Class A2
4.76% (1)	03/22/49	1,700,000	1,647,712
Dryden 45 Senior Loan Fund Series 2016-45A, Class CRR
6.61% (3 mo. USD Term SOFR + 1.950%)(1),(2)	10/15/30	1,300,000	1,305,070
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR
5.82% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29	35,340	35,365
FirstKey Homes Trust Series 2020-SFR1, Class F2
4.28% (1)	08/17/37	1,688,000	1,663,844
FirstKey Homes Trust Series 2021-SFR3, Class E1
2.99% (1)	12/17/38	944,000	882,721
FirstKey Homes Trust Series 2022-SFR1, Class D
5.20% (1)	05/19/39	1,600,000	1,572,335
FRTKL Group, Inc. Series 2021-SFR1, Class F
3.17% (1)	09/17/38	1,779,000	1,662,367
GLS Auto Receivables Issuer Trust Series 2023-2A, Class D
6.31% (1)	03/15/29	1,110,000	1,127,613
GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A, Class D
9.62% (3 mo. USD Term SOFR + 5.000%)(1),(2)	07/20/36	850,000	867,722
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA, Class A2R
7.37% (3 mo. USD Term SOFR + 2.750%)(1),(2)	01/20/36	800,000	812,440

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1
8.35% (3 mo. USD Term SOFR + 3.250%)(1),(2)	11/09/36	$1,200,000	$1,215,840
Hertz Vehicle Financing III LP Series 2021-2A, Class C
2.52% (1)	12/27/27	950,000	881,165
HOA Funding LLC Series 2021-1A, Class A2
4.72% (1)	08/20/51	814,800	468,479
HPS Loan Management Ltd. Series 2023-18A, Class D
10.37% (3 mo. USD Term SOFR + 5.750%)(1),(2)	07/20/36	850,000	869,677
HPS Loan Management Ltd. Series 2024-19A, Class C2
7.56% (-3 mo. USD Term SOFR + 2.900%)(1),(2)	04/15/37	1,000,000	1,014,800
JGWPT XXX LLC Series 2013-3A, Class A
4.08% (1)	01/17/73	34,603	32,493
JGWPT XXXII LLC Series 2014-2A, Class A
3.61% (1)	01/17/73	34,138	30,687
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A
6.03% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	963,535	966,137
Navient Student Loan Trust Series 2018-4A, Class B
6.27% (30 day USD SOFR Average + 1.414%)(1),(2)	06/27/67	850,000	809,962
Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class AR
5.96% (3 mo. USD Term SOFR + 1.302%)(1),(2)	04/15/34	1,200,000	1,202,400
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class SUB
0.00% (1),(16),(18)	04/16/33	275,000	139,590

Issues	Maturity Date		Principal Amount	Value
OCP CLO Ltd. Series 2023-28A, Class D
10.00% (3 mo. USD Term SOFR + 5.350%)(1),(2)	07/16/36		$900,000	$918,225
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class BR
6.62% (3 mo. USD Term SOFR + 1.962%)(1),(2)	10/15/34		700,000	700,700
Palmer Square CLO Ltd. Series 2021-1A, Class SUB
0.00% (1),(16),(18)	04/20/34		625,000	341,375
Palmer Square European Loan Funding DAC Series 2024-3A, Class B
0.00% (-3 mo. EUR EURIBOR + 1.850%)(1),(2)	05/15/34	EUR	1,400,000	1,524,373
PHEAA Student Loan Trust Series 2014-3A, Class A
5.56% (30 day USD SOFR Average + 0.704%)(1),(2)	08/25/40		15,961	15,876
Progress Residential Trust Series 2021-SFR1, Class H
5.00% (1)	04/17/38		1,400,000	1,341,974
Progress Residential Trust Series 2021-SFR10, Class F
4.61% (1)	12/17/40		1,270,161	1,177,271
Progress Residential Trust Series 2021-SFR11, Class F
4.42% (1)	01/17/39		1,250,000	1,139,767
Progress Residential Trust Series 2021-SFR2, Class H
5.00% (1)	04/19/38		819,000	792,194
Progress Residential Trust Series 2021-SFR3, Class G
4.25% (1)	05/17/26		1,211,000	1,182,567
Progress Residential Trust Series 2021-SFR4, Class F
3.41% (1)	05/17/38		1,530,000	1,443,237
Progress Residential Trust Series 2021-SFR6, Class G
4.00% (1)	07/17/38		1,250,000	1,170,349

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Progress Residential Trust Series 2021-SFR8, Class G
4.01% (1)	10/17/38	$1,488,000	$1,379,908
Progress Residential Trust Series 2021-SFR9, Class E1
2.81% (1)	11/17/40	1,531,000	1,378,029
Rockford Tower CLO Ltd. Series 2017-2A, Class AR
5.94% (3 mo. USD Term SOFR + 1.282%)(1),(2)	10/15/29	16,596	16,603
Rockford Tower CLO Ltd. Series 2017-3A, Class A
6.07% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/20/30	343,440	343,955
Rockford Tower CLO Ltd. Series 2019-2A, Class BR2
6.44% (3 mo. USD Term SOFR + 1.650%)(1),(2)	08/20/32	2,000,000	2,002,800
Rockford Tower CLO Ltd. Series 2023-1A, Class D
9.94% (3 mo. USD Term SOFR + 5.320%)(1),(2)	01/20/36	850,000	872,567
Santander Consumer Auto Receivables Trust Series 2020-BA, Class R
0.00% (1),(17)	08/15/28	2,000	555,091
Santander Consumer Auto Receivables Trust Series 2021-CA, Class R
0.00% (1),(17)	06/15/28	5,150	513,790
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class C
5.83% (1)	06/20/41	850,910	843,315
Skyline Aviation, Inc. Class A
3.23% (6)	07/03/38	434,199	395,664
Slam Ltd. Series 2024-1A, Class A
5.34% (1)	09/15/49	2,170,000	2,125,373
SLM Student Loan Trust Series 2004-1, Class B
5.95% (90 day USD SOFR Average + 0.762%)(2)	07/25/39	109,396	104,229

Issues	Maturity Date	Principal Amount	Value
SLM Student Loan Trust Series 2008-5, Class A4
7.15% (90 day USD SOFR Average + 1.962%)(2)	07/25/23	$33,308	$33,407
SLM Student Loan Trust Series 2008-7, Class A4
6.35% (90 day USD SOFR Average + 1.162%)(2)	07/25/23	7,418	7,351
SLM Student Loan Trust Series 2008-7, Class B
7.30% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	10,000	10,316
Stratus CLO Ltd. Series 2021-3A, Class SUB
0.00% (1),(16),(18)	12/29/29	975,000	22,620
Switch ABS Issuer LLC Series 2024-1A, Class B
6.50% (1)	03/25/54	400,000	403,097
Taco Bell Funding LLC Series 2016-1A, Class A23
4.97% (1)	05/25/46	721,875	719,217
Taco Bell Funding LLC Series 2021-1A, Class A2I
1.95% (1)	08/25/51	953,025	886,769
Textainer Marine Containers VII Ltd. Series 2021-1A, Class B
2.52% (1)	02/20/46	542,234	490,276
Tricon Residential Trust Series 2021-SFR1, Class F
3.69% (1)	07/17/38	900,000	844,894
Ziply Fiber Issuer LLC Series 2024-1A, Class A2
6.64% (1)	04/20/54	1,565,000	1,596,851
Ziply Fiber Issuer LLC Series 2024-1A, Class B
7.81% (1)	04/20/54	825,000	849,739

Total Asset-Backed Securities (Cost: $59,952,888)			59,271,245

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K037, Class X3 (I/O)
4.94% (16)	01/25/42	25,442	—

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K043, Class X1 (I/O)
0.49% (16)	12/25/24	$18,077,751	$593
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K044, Class X3 (I/O)
1.50% (16)	01/25/43	4,900,000	8,668
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X1 (I/O)
0.41% (16)	01/25/25	23,876,211	239
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X1 (I/O)
0.54% (16)	07/25/25	11,873,180	32,198
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O)
1.55% (16)	10/25/43	2,925,000	31,499
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K050, Class X1 (I/O)
0.28% (16)	08/25/25	20,762,920	31,740
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X3 (I/O)
2.12% (16)	06/25/44	6,243,936	199,968
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K062, Class X3 (I/O)
2.08% (16)	01/25/45	2,999,975	122,177
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K106, Class X1 (I/O)
1.32% (16)	01/25/30	9,222,291	526,280
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K732, Class X3 (I/O)
2.17% (16)	05/25/46	4,850,000	72,184
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K735, Class X3 (I/O)
2.15% (16)	05/25/47	3,160,000	97,659
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K736, Class X3 (I/O)
2.01% (16)	09/25/47	2,495,000	80,649

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O)
1.22% (16)	06/25/27	$632,341	$13,582
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KLU1, Class X3 (I/O)
4.11% (16)	01/25/31	228,379	18,925
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT1 (I/O)
1.66% (16)	05/25/25	2,626,844	18,901
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O)
1.81% (16)	05/25/27	3,573,281	118,276
Federal National Mortgage Association, Pool #462209
7.05% (1 yr. CMT + 2.176%)(2)	04/01/36	43,349	43,349
Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O)
3.06% (16)	07/25/39	237,514	4,405
Federal National Mortgage Association-Aces Series 2016-M2, Class X3 (I/O)
2.04% (16)	04/25/36	61,910	1
Federal National Mortgage Association-Aces Series 2016-M4, Class X2 (I/O)
2.70% (16)	01/25/39	436,307	2,290
Government National Mortgage Association Series 2009-111, Class IO (I/O)
0.19% (16)	09/16/51	867,520	29,083
Government National Mortgage Association Series 2010-159, Class D
4.56% (16)	09/16/44	88,164	87,357
Government National Mortgage Association Series 2011-119, Class IO (I/O)
0.16% (16)	08/16/51	1,080,064	1,458
Government National Mortgage Association Series 2011-86, Class C
3.64% (16)	09/16/51	182,722	174,586
Government National Mortgage Association Series 2012-123, Class IO (I/O)
0.62% (16)	12/16/51	1,421,377	22,956

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date		Principal Amount	Value
Government National Mortgage Association Series 2012-135, Class IO (I/O)
0.34% (16)	01/16/53		$250,609	$2,781
Government National Mortgage Association Series 2013-33, Class IO (I/O)
0.20% (16)	04/16/54		329,282	890
Government National Mortgage Association Series 2014-126, Class IO (I/O)
0.71% (16)	02/16/55		4,565,353	106,026

Total Commercial Mortgage-Backed Securities — Agency (Cost: $3,456,604)				1,848,720

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —10.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
3.90% (1)	08/10/35		1,275,000	1,252,935
1211 Avenue of the Americas Trust Series 2015-1211, Class C
4.14% (1),(16)	08/10/35		1,080,000	1,047,535
280 Park Avenue Mortgage Trust Series 2017-280P, Class E
7.24% (1 mo. USD Term SOFR + 2.419%)(1),(2)	09/15/34		700,000	651,759
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XA (I/O)
0.73% (16)	09/15/48		5,463,330	18,050
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O)
1.25% (1),(16)	09/15/48		500,000	4,704
Benchmark Mortgage Trust Series 2020-B18, Class AGNF
4.14% (1)	07/15/53		529,000	500,408
Benchmark Mortgage Trust Series 2024-V10, Class C
5.68% (1),(16)	09/15/57		1,338,000	1,313,281
Blackstone Industrial Portfolio
6.77% (6)	04/09/25	EUR	192,182	188,992
BX Commercial Mortgage Trust Series 2020-VIV2, Class C
3.54% (1),(16)	03/09/44		1,100,000	976,113
BX Commercial Mortgage Trust Series 2021-VINO, Class D
6.27% (1 mo. USD Term SOFR + 1.467%)(1),(2)	05/15/38		840,000	832,518

Issues	Maturity Date	Principal Amount	Value
BX Trust Series 2021-MFM1, Class B
5.87% (1 mo. USD Term SOFR + 1.064%)(1),(2)	01/15/34	$910,000	$905,284
BX Trust Series 2022-LBA6, Class D
6.79% (1 mo. USD Term SOFR + 2.000%)(1),(2)	01/15/39	1,240,000	1,232,165
BX Trust Series 2024-BIO, Class C
7.44% (1 mo. USD Term SOFR + 2.640%)(1),(2)	02/15/41	927,000	915,310
BX Trust Series 2024-BIO, Class D
8.44% (1 mo. USD Term SOFR + 3.639%)(1),(2)	02/15/41	530,000	520,471
BXP Trust Series 2017-GM, Class D
3.42% (1),(16)	06/13/39	1,000,000	922,898
BXP Trust Series 2017-GM, Class E
3.42% (1),(16)	06/13/39	750,000	680,819
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class B
6.35% (1 mo. USD Term SOFR + 1.547%)(1),(2)	12/15/37	1,050,000	1,049,155
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E
7.25% (1 mo. USD Term SOFR + 2.447%)(1),(2)	12/15/37	1,040,000	1,039,398
CD Mortgage Trust Series 2016-CD1, Class XA (I/O)
1.34% (16)	08/10/49	8,620,874	118,163
Century Plaza Towers Series 2019-CPT, Class F
3.00% (1),(16)	11/13/39	450,000	324,058
CGMS Commercial Mortgage Trust Series 2017-B1, Class XF (I/O)
0.81% (1),(16)	08/15/50	11,628,000	223,796
Citigroup Commercial Mortgage Trust Series 2013-375P, Class B
3.52% (1),(16)	05/10/35	700,000	677,862

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2013-375P, Class D
3.52% (1),(16)	05/10/35	$915,000	$872,356
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class XA (I/O)
0.58% (16)	10/10/47	41,667	—
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class XA (I/O)
1.14% (16)	02/10/48	515,143	122
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA (I/O)
1.20% (16)	02/10/49	5,301,306	52,744
Citigroup Commercial Mortgage Trust Series 2020-555, Class A
2.65% (1)	12/10/41	1,450,000	1,244,953
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)
1.14% (16)	10/15/45	160,043	1,737
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O)
0.36% (1),(16)	12/10/44	1,358,880	14
COMM Mortgage Trust Series 2013-CR8, Class F
4.00% (1),(16)	06/10/46	770,000	747,488
COMM Mortgage Trust Series 2014-CR19, Class XC (I/O)
0.73% (1),(16)	08/10/47	1,200,000	4,346
COMM Mortgage Trust Series 2014-UBS3, Class XA (I/O)
0.65% (16)	06/10/47	236,451	2
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)
0.53% (6),(16)	09/10/47	2,695,496	27
COMM Mortgage Trust Series 2014-UBS6, Class XA (I/O)
0.63% (16)	12/10/47	3,549,650	36
COMM Mortgage Trust Series 2015-CR22, Class XA (I/O)
0.83% (16)	03/10/48	7,763,409	57
COMM Mortgage Trust Series 2015-CR25, Class XA (I/O)
0.78% (16)	08/10/48	7,370,175	22,971
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O)
1.06% (1),(16)	07/10/48	10,015,000	63,374
COMM Mortgage Trust Series 2016-787S, Class D
3.83% (1),(16)	02/10/36	950,000	878,224

Issues	Maturity Date	Principal Amount	Value
COMM Mortgage Trust Series 2016-CR28, Class XA (I/O)
0.62% (16)	02/10/49	$12,216,290	$53,434
Commercial Mortgage Lease-Backed Certificates Series 2001-CMLB, Class X (I/O)
1.77% (1),(16)	06/20/31	37,150	133
CONE Trust Series 2024-DFW1, Class B
7.09% (1 mo. USD Term SOFR + 2.291%)(1),(2)	08/15/41	1,267,000	1,269,950
CSAIL Commercial Mortgage Trust Series 2015-C2, Class XA (I/O)
0.68% (16)	06/15/57	13,940,021	23,988
CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O)
1.54% (16)	06/15/52	551,675	30,468
DBJPM Mortgage Trust Series 2016-C1, Class XA (I/O)
1.36% (16)	05/10/49	8,499,052	96,830
DBSG Mortgage Trust Series 2024-ALTA, Class D
7.06% (1),(16)	06/10/37	500,000	505,792
DOLP Trust Series 2021-NYC, Class A
2.96% (1)	05/10/41	1,458,000	1,256,847
DOLP Trust Series 2021-NYC, Class E
3.70% (1),(16)	05/10/41	600,000	441,520
Eleven Madison Trust Mortgage Trust Series 2015-11MD, Class A
3.55% (1),(16)	09/10/35	1,114,500	1,084,540
Extended Stay America Trust Series 2021-ESH, Class F
8.62% (1 mo. USD Term SOFR + 3.814%)(1),(2)	07/15/38	533,314	536,449
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O)
0.44% (1),(16)	08/10/43	5,112,190	12,550
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O)
0.00% (1),(16)	08/10/44	435,903	268
GS Mortgage Securities Trust Series 2015-GC32, Class XA (I/O)
0.68% (16)	07/10/48	29,853,045	70,555
GS Mortgage Securities Trust Series 2015-GC34, Class XA (I/O)
1.19% (16)	10/10/48	4,998,407	32,477

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
GS Mortgage Securities Trust Series 2015-GS1, Class XA (I/O)
0.75% (16)	11/10/48	$8,928,838	$44,404
GS Mortgage Securities Trust Series 2016-GS2, Class XA (I/O)
1.73% (16)	05/10/49	245,418	3,958
GS Mortgage Securities Trust Series 2016-GS4, Class XA (I/O)
0.56% (16)	11/10/49	14,398,538	120,156
GSCG Trust Series 2019-600C, Class G
3.99% (1),(16)	09/06/34	285,000	2,993
GWT Trust Series 2024-WLF2, Class B
6.94% (1 mo. USD Term SOFR + 2.141%)(1),(2)	05/15/41	522,000	523,732
Hudson Yards Mortgage Trust Series 2019-30HY, Class D
3.44% (1),(16)	07/10/39	800,000	682,465
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA (I/O)
0.41% (16)	07/15/48	21,857,800	31,316
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XNR (I/O)
0.25% (1),(16)	07/15/48	44,724,406	67,912
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class XA (I/O)
0.80% (16)	08/15/48	5,821,550	20,753
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class XA (I/O)
0.80% (16)	03/15/50	4,099,911	64,390
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A3
3.76%	03/10/52	500,000	480,108
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA (I/O)
1.47% (16)	06/15/49	237,164	3,503
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XB (I/O)
0.47% (1),(16)	06/15/45	50,851,365	229,477
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class XA (I/O)
1.16% (16)	04/15/46	111,549	689
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-ACE, Class XA (I/O)
0.34% (1),(16)	01/10/37	2,000,000	1,336

Issues	Maturity Date		Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-LOOP, Class XB (I/O)
0.25% (1),(16)	12/05/38		$2,010,000	$9,522
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XAFX (I/O)
1.88% (1),(16)	01/16/37		450,000	1,448
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XBFX (I/O)
0.57% (1),(16)	01/16/37		1,450,000	5,638
Last Mile Logistics Pan Euro Finance DAC Series 1A, Class F
7.20% (3 mo. EUR EURIBOR + 3.650%)(1),(2)	08/17/33	EUR	490,928	516,954
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O)
0.09% (1),(16)	08/15/45		22,956,384	103,168
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class XC (I/O)
1.09% (1),(16)	10/15/46		17,836,342	322,614
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class XA (I/O)
0.82% (16)	03/15/48		2,845,957	28
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O)
0.97% (16)	04/15/48		993,890	356
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class XA (I/O)
0.67% (16)	05/15/48		6,519,418	14,558
Morgan Stanley Capital I Trust Series 2011-C2, Class XB (I/O)
0.47% (1),(16)	06/15/44		10,599,223	36,874
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E
4.32% (1),(16)	01/15/43		100,000	79,112
Natixis Commercial Mortgage Securities Trust Series 2019-FAME, Class D
4.40% (1),(16)	08/15/36		665,000	435,600
Natixis Commercial Mortgage Securities Trust Series 2019-FAME, Class E
4.40% (1),(16)	08/15/36		395,000	175,831
NRTH Mortgage Trust Series 2024-PARK, Class A
6.45% (1 mo. USD Term SOFR + 1.641%)(1),(2)	03/15/39		701,000	702,662

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
NXPT Commercial Mortgage Trust Series 2024-STOR, Class E
6.93% (1),(16)	11/05/41	$811,000	$786,673
NYO Commercial Mortgage Trust Series 2021-1290, Class C
6.91% (1 mo. USD Term SOFR + 2.109%)(1),(2)	11/15/38	820,000	774,410
Roseville Ltd.
8.10% (6)	03/29/25	495,000	497,871
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A
3.66% (1),(16)	01/05/43	400,000	348,885
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B
4.14% (1),(16)	01/05/43	460,000	392,729
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C
4.39% (1),(16)	01/05/43	925,000	692,209
SFO Commercial Mortgage Trust Series 2021-555, Class A
6.07% (1 mo. USD Term SOFR + 1.264%)(1),(2)	05/15/38	1,040,000	999,318
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F
8.15% (1 mo. USD Term SOFR + 3.350%)(1),(2)	01/15/39	1,000,000	945,769
SREIT Trust Series 2021-MFP2, Class C
6.29% (1 mo. USD Term SOFR + 1.485%)(1),(2)	11/15/36	1,060,000	1,052,356
STWD Trust Series 2021-FLWR, Class B
5.84% (1 mo. USD Term SOFR + 1.040%)(1),(2)	07/15/36	1,200,000	1,191,006
STWD Trust Series 2021-FLWR, Class F
7.59% (1 mo. USD Term SOFR + 2.787%)(1),(2)	07/15/36	550,000	545,211

Issues	Maturity Date		Principal Amount	Value
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class C
8.58% (1 mo. USD Term SOFR + 3.777%)(1),(2)	05/15/37		$675,000	$678,048
Taurus U.K. DAC Series 2021-UK1A, Class D
7.58% (1 day GBP SONIA + 2.600%)(1),(2)	05/17/31	GBP	1,464,245	1,886,126
UBS Commercial Mortgage Trust Series 2017-C4, Class XA (I/O)
1.09% (16)	10/15/50		7,997,410	199,372
WB Commercial Mortgage Trust Series 2024-HQ, Class B
6.42% (1),(16)	03/15/40		1,049,000	1,056,188
Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class XA (I/O)
0.98% (16)	12/15/47		918,770	9
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class XA (I/O)
0.78% (16)	02/15/48		13,569,427	9,820
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA (I/O)
0.94% (16)	11/15/48		16,242,478	83,704
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XF (I/O)
1.86% (1),(16)	04/15/50		415,000	11,330
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class XA (I/O)
0.87% (16)	09/15/57		8,928,848	41,965
Wells Fargo Commercial Mortgage Trust Series 2016-C34, Class XA (I/O)
2.05% (16)	06/15/49		5,659,863	92,835
Wells Fargo Commercial Mortgage Trust Series 2018-C47, Class AS
4.67% (16)	09/15/61		1,100,000	1,066,710
Wells Fargo Commercial Mortgage Trust Series 2019-JWDR, Class F
4.56% (1),(16)	09/15/31		728,000	699,763
Wells Fargo Commercial Mortgage Trust Series 2024-5C1, Class C
6.80% (16)	07/15/57		847,000	853,106
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O)
0.35% (1),(16)	12/15/45		40,598,017	406

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
WFRBS Commercial Mortgage Trust Series 2014-C22, Class XA (I/O)
0.34% (16)	09/15/57	$293,417	$3
WFRBS Commercial Mortgage Trust Series 2014-C24, Class XA (I/O)
0.77% (16)	11/15/47	1,213,560	12

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $54,112,076)			44,287,317

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —22.9%
Federal Home Loan Mortgage Corp., Pool #RA5286
2.50%	05/01/51	662,907	549,807
Federal Home Loan Mortgage Corp., Pool #RA6427
3.00%	12/01/51	520,188	448,092
Federal Home Loan Mortgage Corp., Pool #SD3246
4.00%	08/01/52	1,785,444	1,652,836
Federal Home Loan Mortgage Corp., Pool #SD5324
4.00%	02/01/53	377,035	348,974
Federal Home Loan Mortgage Corp., Pool #SD8199
2.00%	03/01/52	6,025,690	4,786,989
Federal Home Loan Mortgage Corp., Pool #SD8211
2.00%	05/01/52	176,647	140,334
Federal Home Loan Mortgage Corp., Pool #SD8213
3.00%	05/01/52	1,697,334	1,463,450
Federal Home Loan Mortgage Corp., Pool #SD8220
3.00%	06/01/52	2,163,011	1,864,707
Federal Home Loan Mortgage Corp., Pool #SD8225
3.00%	07/01/52	986,894	850,790
Federal Home Loan Mortgage Corp., Pool #SD8238
4.50%	08/01/52	3,539,099	3,365,636
Federal Home Loan Mortgage Corp., Pool #SD8244
4.00%	09/01/52	3,056,096	2,828,168
Federal Home Loan Mortgage Corp., Pool #SD8245
4.50%	09/01/52	2,637,374	2,509,822
Federal Home Loan Mortgage Corp., Pool #SD8257
4.50%	10/01/52	524,615	499,162
Federal Home Loan Mortgage Corp., Pool #SD8265
4.00%	11/01/52	683,527	632,336
Federal Home Loan Mortgage Corp., Pool #SD8266
4.50%	11/01/52	2,928,445	2,785,907
Federal Home Loan Mortgage Corp., Pool #SD8275
4.50%	12/01/52	1,946,541	1,851,797
Federal Home Loan Mortgage Corp. STRIPS Series 240, Class IO (I/O)
5.50%	07/15/36	182,319	35,694

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, Pool #BV8463
2.50%	04/01/52	$1,831,217	$1,518,550
Federal National Mortgage Association, Pool #BV8515
3.00%	05/01/52	2,296,537	1,979,818
Federal National Mortgage Association, Pool #CB2403
2.50%	12/01/51	1,797,172	1,490,064
Federal National Mortgage Association, Pool #FS1598
2.00%	04/01/52	738,938	587,035
Federal National Mortgage Association, Pool #FS3806
2.50%	07/01/52	1,446,971	1,201,556
Federal National Mortgage Association, Pool #FS6380
2.50%	02/01/52	771,875	640,421
Federal National Mortgage Association, Pool #FS6925
2.50%	12/01/51	2,311,541	1,917,962
Federal National Mortgage Association, Pool #FS6943
3.00%	06/01/52	3,760,242	3,239,084
Federal National Mortgage Association, Pool #FS7577
2.50%	01/01/54	791,289	656,183
Federal National Mortgage Association, Pool #FS8078
2.00%	02/01/52	682,302	542,623
Federal National Mortgage Association, Pool #MA4562
2.00%	03/01/52	2,063,150	1,639,028
Federal National Mortgage Association, Pool #MA4577
2.00%	04/01/52	345,104	274,161
Federal National Mortgage Association, Pool #MA4700
4.00%	08/01/52	3,174,519	2,938,251
Federal National Mortgage Association, Pool #MA4783
4.00%	10/01/52	1,798,046	1,663,666
Federal National Mortgage Association, Pool #MA4784
4.50%	10/01/52	1,171,906	1,115,047

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2005-56, Class SP (I/F) (PAC)
6.00% (-30 day USD SOFR Average + 41.613%)(2)	08/25/33	$746	$743
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O)
1.03% (-30 day USD SOFR Average + 5.886%)(2)	11/25/41	52,609	3,793
Federal National Mortgage Association REMICS Series 2012-139, Class AI (I/O)
3.00%	12/25/27	80,241	2,326
Federal National Mortgage Association REMICS Series 2024-73, Class FB
6.06% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	1,869,747	1,849,971
Government National Mortgage Association, Pool #MA8427
4.50%	11/20/52	1,821,816	1,741,615
Government National Mortgage Association REMICS Series 2003-110, Class S (I/O)
1.73% (-1 mo. USD Term SOFR + 6.486%)(2)	10/20/33	203,888	12,238
Government National Mortgage Association REMICS Series 2018-124, Class NW
3.50%	09/20/48	22,862	20,630
Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC)
3.50%	11/20/48	2,204	2,051
Government National Mortgage Association, TBA
4.00% (19)	05/01/52	4,525,000	4,213,203
5.00% (19)	06/01/54	5,175,000	5,054,228
5.50% (19)	06/01/54	3,500,000	3,480,342
4.50% (19)	05/01/54	4,450,000	4,248,192
Uniform Mortgage-Backed Security, TBA
3.00% (19)	01/01/52	2,775,000	2,389,214
3.50% (19)	02/01/52	4,400,000	3,935,589
2.00% (19)	11/01/51	4,125,000	3,270,219
2.50% (19)	12/01/51	4,000,000	3,311,800

Issues	Maturity Date	Principal Amount	Value
5.00% (19)	04/01/54	$6,425,000	$6,241,749
5.50% (19)	04/01/54	2,925,000	2,896,948
4.00% (19)	04/01/52	2,100,000	1,941,351
4.50% (19)	04/01/54	4,350,000	4,131,369

Total Residential Mortgage-Backed Securities — Agency (Cost: $98,446,897)			96,765,521

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —20.1%
American Home Mortgage Assets Trust Series 2006-6, Class XP (P/O)
0.05% (6),(16)	12/25/46	20,030,284	62,653
American Home Mortgage Assets Trust Series 2007-1, Class A1
5.76% (1 yr. MTA + 0.700%)(2)	02/25/47	2,230,069	784,724
American Home Mortgage Assets Trust Series 2007-5, Class XP (P/O)
0.07% (6),(16)	06/25/47	10,917	48
Banc of America Alternative Loan Trust Series 2006-5, Class CB8
5.16% (1 mo. USD Term SOFR + 0.424%)(2),(20)	06/25/46	1,533,276	1,213,996
Banc of America Alternative Loan Trust Series 2006-5, Class CB9 (I/O)
1.84% (-1 mo. USD Term SOFR + 6.576%)(2),(6)	06/25/46	1,526,580	126,929
Banc of America Funding Trust Series 2006-3, Class 5A3
5.50% (20)	03/25/36	4,522	3,992
Banc of America Funding Trust Series 2006-7, Class T2A5
6.54% (20)	10/25/36	639,544	550,928
Banc of America Funding Trust Series 2014-R5, Class 1A2
4.30% (6 mo. USD Term SOFR + 1.928)(1),(2)	09/26/45	1,036,357	743,680

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Banc of America Funding Trust Series 2015-R4, Class 5A1
5.12% (1 mo. USD Term SOFR + 0.264%)(1),(2)	10/25/36	$846	$845
BCAP LLC Trust Series 2007-AA2, Class 2A12
5.50%	04/25/37	2,381,070	1,015,796
BCMSC Trust Series 1999-B, Class A2
6.98% (16)	12/15/29	997,492	83,588
BCMSC Trust Series 2000-A, Class A3
7.83% (16)	06/15/30	1,658,345	150,846
BCMSC Trust Series 2000-A, Class A4
8.29% (16)	06/15/30	142,144	13,706
Bear Stearns ARM Trust Series 2004-3, Class 2A
4.89% (16)	07/25/34	4,908	4,544
Bear Stearns ARM Trust Series 2005-10, Class A3
6.64% (16)	10/25/35	104,142	101,456
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B
3.55%	02/25/37	834,337	496,461
C-BASS Trust Series 2006-CB7, Class A4
5.17% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	34,034	22,368
C-BASS Trust Series 2007-CB1, Class AF3
3.19%	01/25/37	950,553	269,236
C-BASS Trust Series 2007-CB1, Class AF6
3.19%	01/25/37	1,678,126	475,178
Cascade MH Asset Trust Series 2022-MH1, Class A
4.25% (1)	08/25/54	1,136,369	1,055,120
CFMT LLC Series 2024-R1, Class A3
4.00% (1)	10/25/54	1,500,000	1,380,327
CHL Mortgage Pass-Through Trust Series 2007-20, Class A1
6.50%	01/25/38	203,556	98,594
CHL Mortgage Pass-Through Trust Series 2007-7, Class A9
5.50%	06/25/37	593,613	273,376
CHNGE Mortgage Trust Series 2023-1, Class M1
8.24% (1),(16)	03/25/58	580,000	583,281
CIM Trust Series 2021-NR2, Class A1
5.57% (1)	07/25/59	265,967	265,220
CIM Trust Series 2021-NR4, Class A1
5.82% (1),(20)	10/25/61	667,426	664,834

Issues	Maturity Date	Principal Amount	Value
CIM Trust Series 2021-R5, Class A1B
2.00% (1),(16)	08/25/61	$681,000	$447,502
CIM Trust Series 2022-NR1, Class A1
5.00% (1)	07/25/62	281,473	278,270
CIM Trust Series 2023-NR1, Class A1
6.00% (1)	06/25/62	1,297,413	1,295,957
Citigroup Mortgage Loan Trust Series 2006-WF1, Class A2C
4.55%	03/25/36	27,895	12,960
Citigroup Mortgage Loan Trust Series 2009-10, Class 2A2
7.00% (1),(16)	12/25/35	498,670	355,303
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A
6.13%	08/25/35	1,456,300	1,305,967
CitiMortgage Alternative Loan Trust Series 2005-A1, Class 1A5
5.50% (20)	07/25/35	1,391,322	1,272,386
CitiMortgage Alternative Loan Trust Series 2006-A1, Class 1A5
5.50% (20)	04/25/36	226,087	205,918
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A1
6.00% (20)	01/25/37	95,487	83,360
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A5
6.00% (20)	01/25/37	182,266	159,120
CitiMortgage Alternative Loan Trust Series 2007-A2, Class 1A13
5.75% (20)	02/25/37	215,873	193,077
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
5.75% (20)	03/25/37	181,560	161,415
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A1
6.00% (20)	05/25/37	735,276	669,783
Conseco Finance Securitizations Corp. Series 2000-1, Class A5
8.06% (16)	09/01/29	3,422,743	549,385
Conseco Finance Securitizations Corp. Series 2000-4, Class A5
7.97%	05/01/32	1,992,158	311,507
Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6
5.50% (20)	02/25/35	883,469	850,655

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8
5.50%	05/25/35	$1,400,301	$1,147,660
Countrywide Alternative Loan Trust Series 2005-46CB, Class A3
5.50% (20)	10/25/35	233,756	163,993
Countrywide Alternative Loan Trust Series 2005-46CB, Class A4
5.25% (20)	10/25/35	176,635	121,546
Countrywide Alternative Loan Trust Series 2005-46CB, Class A7
5.50% (20)	10/25/35	498,276	349,567
Countrywide Alternative Loan Trust Series 2005-55CB, Class 1A1
5.50% (20)	11/25/35	182,702	120,416
Countrywide Alternative Loan Trust Series 2005-64CB, Class 2A1
6.00%	11/25/35	2,988,508	447,411
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A4
5.50% (20)	12/25/35	293,610	203,354
Countrywide Alternative Loan Trust Series 2005-67CB, Class A1
5.50% (20)	01/25/36	57,443	42,274
Countrywide Alternative Loan Trust Series 2005-74T1, Class A5
6.00% (20)	01/25/36	476,782	265,550
Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A2 (I/O)
0.20% (-1 mo. USD Term SOFR + 4.936%)(2),(6)	03/01/38	1,228,030	46,721
Countrywide Alternative Loan Trust Series 2005-86CB, Class A1
5.50% (20)	02/25/36	515,819	301,637
Countrywide Alternative Loan Trust Series 2005-86CB, Class A8
5.50% (20)	02/25/36	235,803	137,891
Countrywide Alternative Loan Trust Series 2006-19CB, Class A15 (PAC)
6.00% (20)	08/25/36	114,944	66,540
Countrywide Alternative Loan Trust Series 2006-19CB, Class A17 (TAC)
5.25% (1 mo. USD Term SOFR + 0.514%)(2),(20)	08/25/36	3,812,069	1,685,679

Issues	Maturity Date	Principal Amount	Value
Countrywide Alternative Loan Trust Series 2006-19CB, Class A18 (I/O)
0.75% (-1 mo. USD Term SOFR + 5.486%)(2),(6)	08/25/36	$3,679,703	$342,213
Countrywide Alternative Loan Trust Series 2006-32CB, Class A18
6.00% (20)	11/25/36	131,023	76,110
Countrywide Alternative Loan Trust Series 2006-34, Class A5
6.25%	11/25/46	1,251,794	607,374
Countrywide Alternative Loan Trust Series 2006-J1, Class 1A11
5.50% (20)	02/25/36	179,502	121,950
Countrywide Alternative Loan Trust Series 2007-13, Class A1 (PAC)
6.00%	06/25/47	270,426	138,739
Countrywide Alternative Loan Trust Series 2007-15CB, Class A6
5.75% (20)	07/25/37	526,382	300,149
Countrywide Alternative Loan Trust Series 2007-15CB, Class A7
6.00% (20)	07/25/37	1,874,806	1,178,977
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A7
6.00% (20)	08/25/37	6,551	4,884
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
6.00%	08/25/37	303,906	181,673
Countrywide Alternative Loan Trust Series 2007-22, Class 2A16
6.50%	09/25/37	237,840	88,476
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A3
6.00% (20)	04/25/37	172,147	91,109
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A4
6.00% (20)	04/25/37	507,866	268,794
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1
6.75% (1)	10/25/36	30,414	30,080
Cross Mortgage Trust Series 2024-H6, Class A2
5.38% (1)	09/25/69	996,013	987,419
CSMC Mortgage-Backed Trust Series 2006-7, Class 10A6
6.50% (20)	08/25/36	1,054,750	528,594

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
CSMC Mortgage-Backed Trust Series 2006-7, Class 8A11
6.50%	08/25/36	$392,877	$155,575
CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9
7.00% (16)	08/25/37	720,024	415,636
CSMC Trust Series 2014-8R, Class 3A2
5.46% (1),(16),(20)	02/27/36	961,782	825,614
CSMC Trust Series 2020-RPL6, Class A1
3.44% (1),(16)	03/25/59	1,623,013	1,616,007
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A2
4.74% (16),(20)	06/25/36	194,668	173,649
Deutsche Mortgage & Asset Receiving Corp. Series 2014-RS1, Class 1A2
6.50% (1),(16),(20)	07/27/37	299,075	235,641
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M2
7.36% (30 day USD SOFR Average + 2.500%)(1),(2)	01/25/42	1,000,000	1,019,413
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1
10.22% (30 day USD SOFR Average + 5.364%)(1),(2)	06/25/39	790,730	837,684
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1
8.72% (30 day USD SOFR Average + 3.864%)(1),(2)	09/25/39	899,962	935,041
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1
8.37% (30 day USD SOFR Average + 3.514%)(1),(2)	10/25/39	908,776	940,238
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C
5.17% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	349,383	229,812

Issues	Maturity Date	Principal Amount	Value
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D
5.29% (1 mo. USD Term SOFR + 0.554%)(2)	03/25/37	$659,493	$316,075
First Horizon Alternative Mortgage Securities Trust Series 2007-FA1, Class A4
6.25%	03/25/37	542,720	205,494
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A4
5.75%	04/25/37	705,783	229,231
GCAT Trust Series 2021-NQM6, Class A1
1.86% (1),(16)	08/25/66	1,448,768	1,293,968
GSAA Home Equity Trust Series 2007-5, Class 1F3B
6.00% (16)	05/25/37	4,300,000	320,700
GSAA Home Equity Trust Series 2007-5, Class 1F5B
6.44%	05/25/37	1,987,261	148,699
GSAA Home Equity Trust Series 2007-5, Class 2A2A
5.31% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/47	753,751	338,010
GSAA Trust Series 2006-7, Class AF3
6.72%	03/25/46	2,780,553	1,026,468
GSAA Trust Series 2007-3, Class 2A1B
5.05% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/47	166,316	8,965
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1
5.25% (16)	09/25/35	3,062	2,896
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1A
5.55% (1 mo. USD Term SOFR + 0.794%)(2)	06/20/35	12,948	12,114
HarborView Mortgage Loan Trust Series 2005-9, Class 2X (I/O)
0.00% (1),(6),(16),(18)	06/20/35	949,516	1

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A
5.23% (1 mo. USD Term SOFR + 0.474%)(2)	05/19/46	$2,390,724	$1,224,807
HarborView Mortgage Loan Trust Series 2006-5, Class X2 (I/O)
0.07% (6),(16)	07/19/46	2,538,366	25
HSI Asset Loan Obligation Trust Series 2007-WF1, Class A5
4.49%	12/25/36	245,680	81,847
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A
3.97% (16)	03/25/36	71,316	49,064
JPMorgan Alternative Loan Trust Series 2006-S1, Class 3A4
6.18% (16)	03/25/36	879,640	755,132
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3
5.46%	09/25/29	431,477	256,869
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF4
6.08%	08/25/36	1,388,922	826,934
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF5
6.34%	08/25/36	263,938	157,087
JPMorgan Mortgage Acquisition Trust Series 2006-WF1, Class A5
6.91%	07/25/36	1,627,458	450,574
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class AF6
4.53%	11/25/36	1,579	1,558
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF2
4.34%	01/25/37	375,917	188,060
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF3
4.34%	10/25/30	577,132	288,686
JPMorgan Mortgage Trust Series 2007-S1, Class 2A11
6.00%	03/25/37	356,014	137,143
JPMorgan Mortgage Trust Series 2024-CES1, Class A1B
6.02% (1)	06/25/54	1,261,199	1,263,566

Issues	Maturity Date	Principal Amount	Value
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class M1
6.63% (16)	04/15/40	$371,634	$375,253
Lehman Mortgage Trust Series 2006-1, Class 1A5
5.50% (20)	02/25/36	130,265	62,121
Lehman Mortgage Trust Series 2006-7, Class 2A5 (I/O) (I/F)
1.70% (-1 mo. USD Term SOFR + 6.436%)(2),(6)	11/25/36	182,698	17,172
Lehman Mortgage Trust Series 2006-9, Class 3A2 (I/O)
2.38% (-1 mo. USD Term SOFR + 7.116%)(2),(6)	01/25/37	5,514,695	339,973
Lehman Mortgage Trust Series 2007-5, Class 10A2 (I/O)
1.49% (-1 mo. USD Term SOFR + 6.226%)(2),(6)	06/25/37	8,165,674	857,530
Lehman Mortgage Trust Series 2007-5, Class 7A3
7.50% (20)	10/25/36	489,156	172,434
Lehman XS Trust Series 2005-1, Class 3A4
5.37% (20)	07/25/35	28,249	29,027
Lehman XS Trust Series 2006-17, Class 1A (I/O)
0.60% (6)	08/25/46	7,037,407	140,369
Lehman XS Trust Series 2006-17, Class 1A3
5.47% (1 mo. USD Term SOFR + 0.614%)(2)	08/25/46	169,648	144,410
MASTR Alternative Loan Trust Series 2005-2, Class 4A3
5.25% (1 mo. USD Term SOFR + 0.514%)(2)	03/25/35	8,211	7,958
MASTR Asset-Backed Securities Trust Series 2006-NC2, Class A3
5.07% (1 mo. USD Term SOFR + 0.334%)(2)	08/25/36	681,572	255,900

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3
5.17% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	$630,578	$180,830
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B
5.11% (1 mo. USD Term SOFR + 0.374%)(2)	06/25/37	205,105	202,676
Merrill Lynch Mortgage Investors Trust Series 2004-B, Class A1
5.35% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/29	3,387	3,276
Merrill Lynch Mortgage Investors Trust Series 2006-HE6, Class A2B
4.34% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/37	749,141	246,830
Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A
5.22% (1 mo. USD Term SOFR + 0.484%)(2)	05/25/37	3,426,478	970,057
Mid-State Capital Corp. Trust Series 2005-1, Class A
5.75%	01/15/40	2,466	2,459
Mid-State Capital Corp. Trust Series 2006-1, Class A
5.79% (1)	10/15/40	26,283	26,256
Mid-State Trust XI Series 11, Class A1
4.86%	07/15/38	1,250	1,242
Morgan Stanley Mortgage Loan Trust Series 2007-13, Class 6A1
6.00%	10/25/37	173,063	91,516
Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1
6.50% (1),(16)	06/25/54	1,736,805	1,751,540
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4
5.10% (1 mo. USD Term SOFR + 0.364%)(2)	06/25/37	15,420	14,858

Issues	Maturity Date	Principal Amount	Value
Oakwood Mortgage Investors, Inc. Series 1999-C, Class A2
7.48%	08/15/27	$243,947	$190,097
OBX Trust Series 2022-NQM7, Class A3
5.70% (1)	08/25/62	1,303,838	1,298,623
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH1, Class M4
6.10% (1 mo. USD Term SOFR + 1.359%)(2)	01/25/36	2,073	2,057
PRET LLC Series 2021-RN2, Class A1
4.74% (1)	07/25/51	579,552	564,729
PRET LLC Series 2022-RN2, Class A1
5.00% (1)	06/25/52	581,921	578,212
PRET LLC Series 2024-NPL4, Class A1
7.00% (1)	07/25/54	1,485,532	1,490,313
PRKCM Trust Series 2023-AFC1, Class B1
7.50% (1),(16)	02/25/58	1,200,000	1,212,509
PRPM LLC Series 2021-10, Class A1
5.49% (1)	10/25/26	310,562	309,403
PRPM LLC Series 2021-11, Class A1
2.49% (1)	11/25/26	270,140	267,362
PRPM LLC Series 2021-3, Class A1
4.87% (1)	04/25/26	496,715	493,574
PRPM LLC Series 2021-4, Class A1
4.87% (1)	04/25/26	1,705,447	1,696,570
PRPM LLC Series 2021-8, Class A1
4.74% (1),(16)	09/25/26	472,689	467,307
PRPM LLC Series 2021-9, Class A1
5.36% (1)	10/25/26	821,900	814,733
PRPM LLC Series 2022-1, Class A1
3.72% (1)	02/25/27	935,838	930,034
PRPM LLC Series 2022-3, Class A1
5.56% (1)	06/25/27	851,339	848,873
PRPM LLC Series 2022-4, Class A1
5.00% (1)	08/25/27	222,066	220,578
PRPM LLC Series 2024-5, Class A1
5.69% (1)	09/25/29	1,363,171	1,351,822
PRPM LLC Series 2024-RCF4, Class A2
4.00% (1)	07/25/54	1,600,000	1,475,763
RALI Trust Series 2005-QS14, Class 3A3
6.00% (20)	09/25/35	110,090	91,168
RALI Trust Series 2005-QS16, Class A7
5.50% (20)	11/25/35	351,096	301,208

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
RALI Trust Series 2006-QS15, Class A3
6.50% (20)	10/25/36	$734,481	$623,542
RALI Trust Series 2006-QS18, Class 2A2 (I/O)
1.70% (-1 mo. USD Term SOFR + 6.436%)(2),(6)	12/25/36	3,717,179	428,614
RALI Trust Series 2006-QS4, Class A2 (PAC)
6.00% (20)	04/25/36	262,710	208,883
RALI Trust Series 2006-QS4, Class A4
6.00% (20)	04/25/36	325,441	258,760
RALI Trust Series 2006-QS6, Class 1A15
6.00% (20)	06/25/36	127,972	98,585
RALI Trust Series 2006-QS6, Class 1A2
6.00% (20)	06/25/36	506,085	389,869
RALI Trust Series 2006-QS6, Class 1A4
6.00% (20)	06/25/36	844,623	650,666
RALI Trust Series 2007-QH9, Class X (P/O)
0.71% (6),(16)	11/25/37	10,035,497	298,083
RALI Trust Series 2007-QO2, Class A1
5.00% (1 mo. USD Term SOFR + 0.264%)(2)	02/25/47	508,816	161,043
RALI Trust Series 2007-QS1, Class 1A4
6.00% (20)	01/25/37	412,656	327,237
RALI Trust Series 2007-QS1, Class 2A1 (I/O)
1.79% (-1 mo. USD Term SOFR + 6.526%)(2),(6)	01/25/37	5,648,287	541,367
RALI Trust Series 2007-QS3, Class A1
6.50% (20)	02/25/37	386,342	315,907
RALI Trust Series 2007-QS7, Class 1A1 (PAC)
6.00% (20)	05/25/37	43,499	34,371
RAMP Trust Series 2006-EFC2, Class A4
5.29% (1 mo. USD Term SOFR + 0.554%)(2)	12/25/36	20,384	20,087
RCKT Mortgage Trust Series 2024-CES5, Class A3
6.44% (1)	08/25/44	860,000	865,736
RCKT Mortgage Trust Series 2024-CES6, Class B1
7.23% (1)	09/25/44	900,000	912,327

Issues	Maturity Date	Principal Amount	Value
Residential Asset Securitization Trust Series 2003-A15, Class 1A3 (I/O)
2.70% (-1 mo. USD Term SOFR + 7.436%)(2),(6)	02/25/34	$358,931	$27,306
Residential Asset Securitization Trust Series 2005-A8CB, Class A9
5.38%	07/25/35	222,356	126,465
Residential Asset Securitization Trust Series 2006-A12, Class A1
6.25%	11/25/36	502,765	185,889
Residential Asset Securitization Trust Series 2006-A15, Class A2
6.25%	01/25/37	507,485	171,568
Residential Asset Securitization Trust Series 2006-A16, Class 1A3
6.00%	02/25/37	331,304	135,326
Residential Asset Securitization Trust Series 2006-A5CB, Class A4
6.00%	06/25/36	208,464	82,776
Residential Asset Securitization Trust Series 2007-A1, Class A1
6.00%	03/25/37	325,319	101,819
Residential Asset Securitization Trust Series 2007-A3, Class 1A4
5.75% (20)	04/25/37	464,822	215,652
Residential Asset Securitization Trust Series 2007-A6, Class 1A3
6.00%	06/25/37	138,280	72,135
RFMSI Trust Series 2006-S10, Class 1A1
6.00% (20)	10/25/36	629,509	481,977
RFMSI Trust Series 2006-S3, Class A7
5.50% (20)	03/25/36	399,220	317,460
RFMSI Trust Series 2006-S6, Class A10
6.00% (20)	07/25/36	202,657	172,558
RFMSI Trust Series 2006-S6, Class A14
6.00% (20)	07/25/36	64,982	55,330
RFMSI Trust Series 2007-S8, Class 1A1
6.00%	09/25/37	135,796	90,752
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4
2.83%	01/25/36	236,538	195,389

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B
5.15% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/36	$839,426	$402,177
Soundview Home Loan Trust Series 2007-OPT2, Class 2A4
5.10% (1 mo. USD Term SOFR + 0.364%)(2)	07/25/37	237,392	195,218
Soundview Home Loan Trust Series 2007-OPT4, Class 1A1
5.85% (1 mo. USD Term SOFR + 1.114%)(2)	09/25/37	369,174	260,350
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A1
7.29% (16)	02/25/34	757	727
Structured Asset Mortgage Investments II Trust Series 2006-AR2, Class A1
5.31% (1 mo. USD Term SOFR + 0.574%)(2)	02/25/36	8,440	7,324
Towd Point Mortgage Trust Series 2024-CES1, Class A1B
6.05% (1),(16)	01/25/64	986,498	982,982
Verus Securitization Trust Series 2022-2, Class A2
4.26% (1)	02/25/67	891,872	837,071
Verus Securitization Trust Series 2023-1, Class B1
6.92% (1),(16)	12/25/67	1,150,000	1,141,168
Verus Securitization Trust Series 2023-INV1, Class B1
7.54% (1),(16)	02/25/68	1,120,000	1,115,776
Verus Securitization Trust Series 2024-INV2, Class B2
7.99% (1),(16)	08/26/69	550,000	538,138
Visio Trust Series 2023-1, Class B1
7.86% (1),(16)	03/25/58	900,000	916,281
VOLT CIII LLC Series 2021-CF1, Class A1
4.99% (1)	08/25/51	548,222	546,775
VOLT XCII LLC Series 2021-NPL1, Class A1
4.89% (1)	02/27/51	317,690	316,930

Issues	Maturity Date	Principal Amount	Value
VOLT XCVI LLC Series 2021-NPL5, Class A2
4.83% (1)	03/27/51	$964,209	$949,151
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-2, Class 1A6
6.00% (20)	03/25/36	19,306	18,198
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR3, Class X3 (I/O)
1.15% (6)	05/25/46	5,683,541	264,793
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
6.00% (20)	06/25/37	160,830	141,638
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1
6.25% (20)	11/25/37	286,571	248,542
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A3
7.40% (16),(20)	10/25/36	25,892	23,123
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 2A1
6.17% (16),(20)	04/25/36	5,636	5,447
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A1
6.00% (20)	06/25/37	1,440,671	1,294,282

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $103,634,530)			84,881,546

BANK LOANS—6.9%

Aerospace/Defense — 0.1%
TransDigm, Inc. 2024 Term Loan I
7.35% (3 mo. USD Term SOFR + 2.750%)(2)	08/24/28	430,441	431,846

Apparel — 0.0%
Hanesbrands, Inc. 2021 Term Loan
6.79% (1 mo. USD Term SOFR + 2.000%)(2)	11/19/26	107,269	107,269

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Beverages — 0.2%
City Brewing Co. LLC 2024 First Lien Second Out PIK TL
9.91% (3 mo. USD Term SOFR + 5.000%)(2),(6)	04/05/28	$268,461	$127,519
City Brewing Co. LLC 2024 First Out New Money Term Loan
10.90% (3 mo. USD Term SOFR + 6.250%)(2)	04/05/28	74,230	62,353
City Brewing Co. LLC 2024 FLFO Roll Up Term Loan
8.42% (3 mo. USD Term SOFR + 3.500%)(2)	04/05/28	178,313	139,084
Naked Juice LLC 2nd Lien Term Loan
10.70% (3 mo. USD Term SOFR + 6.000%)(2)	01/24/30	252,357	145,105
Naked Juice LLC Term Loan
7.95% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	244,375	184,579

			658,640

Chemicals — 0.1%
Chemours Co. 2023 USD Term Loan B
8.19% (1 mo. USD Term SOFR + 3.500%)(2)	08/18/28	66,073	66,376
Mativ Holdings, Inc. Delayed Draw Term Loan A
7.29% (1 mo. USD Term SOFR + 2.500%)(2)	05/06/27	85,260	84,621
Schweitzer-Mauduit International, Inc. 2021 Term Loan B
8.55% (1 mo. USD Term SOFR + 3.750%)(2)	04/20/28	87,078	87,151

			238,148

Issues	Maturity Date	Principal Amount	Value
Commercial Services — 0.6%
Belron Finance 2019 LLC 2024 USD Term Loan B
7.49% (1 mo. USD Term SOFR + 2.750%)(2)	10/16/31	$613,660	$616,728
Boost Newco Borrower LLC 2024 USD Term Loan B
7.10% (3 mo. USD Term SOFR + 2.500%)(2)	01/31/31	92,272	92,647
Corporation Service Co. Term Loan B
7.19% (1 mo. USD Term SOFR + 2.500%)(2)	11/02/29	498,331	500,232
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Term Loan 0.00% (21)	07/06/29	250,139	251,139
Ingenovis Health, Inc. US Acquisition Facility
0.00% (21)	03/06/28	407,626	315,910
Ryan LLC Term Loan
0.00% (21)	11/14/30	379,386	379,031
Spin Holdco, Inc. 2021 Term Loan
9.26% (3 mo. USD Term SOFR + 4.000%)(2)	03/04/28	230,555	201,385
Trans Union LLC 2024 Term Loan B7
6.69% (1 mo. USD Term SOFR + 2.000%)(2)	12/01/28	170,873	171,069
Trans Union LLC 2024 Term Loan B8
6.44% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/31	84,488	84,456
TruGreen LP 2020 Term Loan
8.80% (1 mo. USD Term SOFR + 4.000%)(2)	11/02/27	10,673	10,360

			2,622,957

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Computers — 0.2%
Amentum Government Services Holdings LLC 2024 Term Loan B
6.94% (1 mo. USD Term SOFR + 2.250%)(2)	09/29/31	$350,000	$350,394
Indy U.S. Bidco LLC 2024 USD Term Loan B
9.44% (1 mo. USD Term SOFR + 4.750%)(2)	03/06/28	93,134	93,003
Peraton Corp. Term Loan B
8.54% (1 mo. USD Term SOFR + 3.750%)(2)	02/01/28	303,695	294,759

			738,156

Diversified Financial Services — 0.4%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6
6.51% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	400,864	400,954
Deerfield Dakota Holding LLC 2020 USD Term Loan B
8.35% (3 mo. USD Term SOFR + 3.750%)(2)	04/09/27	235,085	232,201
Jane Street Group LLC 2024 1st Lien Term Loan B
6.69% (1 mo. USD Term SOFR + 2.000%)(2)	01/26/28	877,120	877,194

			1,510,349

Electric — 0.7%
Alpha Generation LLC Term Loan B
7.45% (1 mo. USD Term SOFR + 2.750%)(2)	09/30/31	628,959	629,632

Issues	Maturity Date	Principal Amount	Value
Calpine Corp. Term Loan B9
6.69% (1 mo. USD Term SOFR + 2.000%)(2)	01/31/31	$497,500	$496,652
Cornerstone Generation LLC Term Loan B
0.00% (21)	10/28/31	181,482	181,709
Edgewater Generation LLC 2024 Term Loan B
8.94% (1 mo. USD Term SOFR + 4.250%)(2)	08/01/30	93,391	94,280
EFS Cogen Holdings I LLC 2020 Term Loan B
0.00% (21)	10/03/31	353,603	352,828
Kestrel Acquisition LLC 2024 Term Loan B
0.00% (21)	10/29/31	230,586	230,586
Lackawanna Energy Center LLC Term Loan B2
0.00% (21)	08/06/29	45,618	45,732
Lackawanna Energy Center LLC Term Loan C
0.00% (21)	08/06/29	9,968	9,993
South Field LLC Term Loan B
8.35% (3 mo. USD Term SOFR + 3.750%)(2)	08/29/31	276,346	276,577
South Field LLC Term Loan C
8.35% (3 mo. USD Term SOFR + 3.750%)(2)	08/29/31	16,949	16,963
Vistra Operations Co. LLC 1st Lien Term Loan B3
6.69% (1 mo. USD Term SOFR + 2.000%)(2)	12/20/30	55,929	56,046
Vistra Zero Operating Co. LLC Term Loan B
7.44% (1 mo. USD Term SOFR + 2.750%)(2)	04/30/31	498,747	500,485

			2,891,483

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Electronics — 0.1%
II-VI, Inc. 2024 Term Loan B
7.19% (1 mo. USD Term SOFR + 2.500%)(2)	07/02/29	$71,434	$71,604
Lsf12 Crown U.S. Commercial Bidco LLC Term Loan B
0.00% (21)	10/10/31	253,608	253,925
TCP Sunbelt Acquisition Co. 2024 Term Loan B
0.00% (21)	10/16/31	45,000	44,719

			370,248

Energy-Alternate Sources — 0.0%
CPV Fairview LLC Term Loan B
0.00% (21)	08/14/31	106,081	106,412

Engineering & Construction — 0.2%
Artera Services LLC 2024 Term Loan
9.10% (3 mo. USD Term SOFR + 4.500%)(2)	02/15/31	196,128	194,228
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan
8.55% (1 mo. USD Term SOFR + 3.750%)(2),(22)	03/31/28	578,374	579,565

			773,793

Entertainment — 0.1%
Showtime Acquisition LLC 2024 1st Lien Term Loan
9.87% (3 mo. USD Term SOFR + 4.750%)(2)	08/13/31	301,414	301,791
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan
7.54% (1 mo. USD Term SOFR + 2.750%)(2)	05/18/25	71,996	72,117

			373,908

Issues	Maturity Date	Principal Amount	Value
Environmental Control — 0.1%
Clean Harbors, Inc. 2024 Term Loan B
6.44% (1 mo. USD Term SOFR + 1.750%)(2)	10/09/28	$211,288	$212,477

Food — 0.1%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan
8.55% (1 mo. USD Term SOFR + 3.750%)(2)	10/01/25	63,336	62,386
United Natural Foods, Inc. 2024 Term Loan
9.44% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	302,401	304,669

			367,055

Hand/Machine Tools — 0.0%
Alliance Laundry Systems LLC 2024 Term Loan B
8.19% (1 mo. USD Term SOFR + 3.500%)(2)	08/19/31	201,378	202,036

Health Care-Products — 0.1%
Bausch & Lomb Corp. 2023 Incremental Term Loan
8.69% (1 mo. USD Term SOFR + 4.000%)(2)	09/29/28	340,148	341,423
NSM Top Holdings Corp. 2024 Term Loan
9.95% (3 mo. USD Term SOFR + 5.250%)(2)	05/14/29	95,465	96,061

			437,484

Health Care-Services — 0.4%
ADMI Corp. 2023 Term Loan B5
10.44% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	84,100	84,836

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Aveanna Healthcare LLC 2021 Term Loan B
8.91% (3 mo. USD Term SOFR + 3.750%)(2)	07/17/28	$261,117	$255,797
Modivcare, Inc. 2024 Term Loan B
9.34% (3 mo. USD Term SOFR + 4.685%)(2)	07/01/31	798,000	771,067
Star Parent, Inc. Term Loan B
8.35% (3 mo. USD Term SOFR + 3.750%)(2)	09/27/30	191,330	187,672
U.S. Anesthesia Partners, Inc. 2021 Term Loan
9.21% (1 mo. USD Term SOFR + 4.250%)(2)	10/01/28	460,750	454,790

			1,754,162

Home Furnishings — 0.0%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B
8.36% (1 mo. USD Term SOFR + 3.500%)(2)	07/31/28	113,297	113,627

Insurance — 0.4%
Acrisure LLC 2024 Term Loan B1
7.76% (1 mo. USD Term SOFR + 3.000%)(2)	02/16/27	529,850	529,766
AmWINS Group, Inc. 2021 Term Loan B
7.05% (1 mo. USD Term SOFR + 2.250%)(2)	02/19/28	168,441	168,539
Asurion LLC 2020 Term Loan B8
8.05% (1 mo. USD Term SOFR + 3.250%)(2)	12/23/26	351,637	351,987
Asurion LLC 2021 Second Lien Term Loan B4
10.05% (1 mo. USD Term SOFR + 5.250%)(2)	01/20/29	300,000	287,197

Issues	Maturity Date	Principal Amount	Value
Asurion LLC 2024 Term Loan B12
11.75% (3 mo. USD Term SOFR + 3.250%)(2)	09/19/30	$182,714	$180,864

			1,518,353

Internet — 0.5%
Arches Buyer, Inc. 2021 Term Loan B
8.04% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	122,762	117,875
Delivery Hero SE 2024 USD Term Loan B
10.10% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	538,647	543,764
Match Group, Inc. 2020 Term Loan B
6.71% (3 mo. USD Term SOFR + 1.750%)(2)	02/13/27	57,653	57,653
MH Sub I LLC 2023 Term Loan
8.94% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	530,954	528,249
Polaris Purchaser, Inc. USD Term Loan B
8.60% (3 mo. USD Term SOFR + 4.000%)(2)	03/03/31	482,143	485,759
PUG LLC 2024 Extended Term Loan B
9.44% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30	100,679	100,763
Research Now Group, Inc. 2024 First Lien First Out Term Loan
10.38% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	62,912	63,383
Research Now Group, Inc. 2024 First Lien Second Out Term Loan
0.00% (21)	10/15/28	102,468	95,398

			1,992,844

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Leisure Time — 0.2%
City Football Group Ltd. 2024 Term Loan
7.83% (1 mo. USD Term SOFR + 3.000%)(2)	07/22/30	$965,341	$955,688
Sabre GLBL, Inc. 2022 1st Lien Term Loan B
9.79% (1 mo. USD Term SOFR + 5.000%)(2)	06/30/28	87,072	82,795

			1,038,483

Lodging — 0.0%
Fertitta Entertainment LLC 2024 Term Loan B
0.00% (21)	01/27/29	127,128	127,332
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4
6.49% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30	12,226	12,238

			139,570

Machinery-Diversified — 0.0%
ASP Blade Holdings, Inc. Initial Term Loan
8.87% (3 mo. USD Term SOFR + 4.000%)(2)	10/13/28	196,675	148,890

Media — 0.2%
CSC Holdings LLC 2019 Term Loan B5
7.17% (6 mo. USD LIBOR + 2.500%)(2)	04/15/27	204,885	191,075
Telenet Financing USD LLC 2020 USD Term Loan AR
6.92% (1 mo. USD Term SOFR + 2.000%)(2)	04/30/28	500,000	483,500
Virgin Media Bristol LLC USD Term Loan N
0.00% (21)	01/31/28	221,162	215,122

			889,697

Issues	Maturity Date	Principal Amount	Value
Mining — 0.0%
American Rock Salt Co. LLC 2024 First Out Term Loan
11.87% (3 mo. USD Term SOFR + 7.256%)(2),(23)	06/09/28	$111,416	$111,834

			111,834

Office/Business Equipment — 0.1%
Xerox Holdings Corp. 2023 Term Loan B
8.69% (1 mo. USD Term SOFR + 4.000%)(2)	11/17/29	455,919	452,691

Packaging & Containers — 0.3%
Balcan Innovations, Inc. Term Loan B
0.00% (21)	10/10/31	581,065	573,075
Berry Global, Inc. 2023 Term Loan AA
6.69% (1 mo. USD Term SOFR + 1.750%)(2)	07/01/29	226,579	227,331
Proampac PG Borrower LLC 2024 Term Loan
8.66% (3 mo. USD Term SOFR + 4.000%)(2)	09/15/28	343,321	344,931

			1,145,337

Pharmaceuticals — 0.1%
Gainwell Acquisition Corp. Term Loan B
8.70% (3 mo. USD Term SOFR + 4.000%)(2)	10/01/27	241,228	232,423
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B
6.74% (3 mo. USD Term SOFR + 2.000%)(2)	11/15/27	87,976	85,611

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
Pathway Vet Alliance LLC 2021 Term Loan
8.55% (1 mo. USD Term SOFR + 3.750%)(2)	03/31/27	$96,008	$83,461

			401,495

REIT — 0.5%
Healthpeak Properties, Inc. 2024 Term Loan A3
5.45% (3 mo. USD Term SOFR + 0.850%)(2)	03/01/29	223,979	219,780
Healthpeak Properties, Inc. Term Loan A1
6.45% (1 mo. USD Term SOFR + 1.600%)(2)	08/20/27	110,979	109,037
Healthpeak Properties, Inc. Term Loan A2
6.45% (1 mo. USD Term SOFR + 1.600%)(2)	02/22/27	110,979	109,037
Invitation Homes Operating Partnership LP 2024 Term Loan
0.00% (21)	09/09/28	739,444	728,352
SBA Senior Finance II LLC 2024 Term Loan B
6.44% (1 mo. USD Term SOFR + 1.750%)(2)	01/25/31	1,097,971	1,097,685

			2,263,891

Retail — 0.2%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6
6.44% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30	300,327	298,225
Michaels Cos., Inc. 2021 Term Loan B
9.12% (3 mo. USD Term SOFR + 4.250%)(2)	04/17/28	164,475	125,321

Issues	Maturity Date	Principal Amount	Value
Peer Holding III BV 2024 USD Term Loan B5
7.60% (3 mo. USD Term SOFR + 3.000%)(2)	07/01/31	$325,644	$326,561

			750,107

Software — 0.6%
Athenahealth Group, Inc. 2022 Term Loan B
7.94% (1 mo. USD Term SOFR + 3.250%)(2)	02/15/29	229,635	229,276
Boxer Parent Company, Inc. 2024 2nd Lien Term Loan
10.34% (3 mo. USD Term SOFR + 5.750%)(2)	07/30/32	368,189	363,204
Central Parent, Inc. 2024 Term Loan B
7.85% (3 mo. USD Term SOFR + 3.250%)(2)	07/06/29	40,000	39,757
EagleView Technology Corp. 2018 Add On Term Loan B
8.37% (3 mo. USD Term SOFR + 3.500%)(2)	08/14/25	837,671	797,881
Quartz Acquireco LLC 2024 Term Loan B1
7.35% (3 mo. USD Term SOFR + 2.750%)(2)	06/28/30	450,303	451,429
RealPage, Inc. 1st Lien Term Loan
7.80% (1 mo. USD Term SOFR + 3.000%)(2)	04/24/28	416,381	410,967
Renaissance Holdings Corp. 2024 Term Loan
8.94% (1 mo. USD Term SOFR + 4.250%)(2)	04/05/30	361,121	362,298

			2,654,812

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date		Principal Amount	Value
Telecommunications — 0.3%
Altice France SA 2023 USD Term Loan B14
10.15% (3 mo. USD Term SOFR + 5.500%)(2)	08/15/28		$181,621	$145,945
CCI Buyer, Inc. Term Loan
8.60% (3 mo. USD Term SOFR + 4.000%)(2)	12/17/27		157,793	158,061
Zayo Group Holdings, Inc. USD Term Loan
7.80% (1 mo. USD Term SOFR + 3.000%)(2)	03/09/27		1,000,000	942,115

				1,246,121

Transportation — 0.1%
Third Coast Infrastructure LLC Term Loan B
8.94% (1 mo. USD Term SOFR + 4.250%)(2)	09/25/30		427,072	423,868

Total Bank Loans (Cost: $29,293,271)				29,088,043

U.S. TREASURY SECURITIES—2.9%
U.S. Treasury Notes
3.50%	09/30/26		522,000	515,679
3.50%	09/30/29		143,000	138,928
3.88%	10/15/27		5,230,000	5,194,657
4.00%	11/15/27		305,000	304,097
4.13%	10/31/26		5,150,000	5,146,580
4.13%	10/31/29		960,000	959,137

Total U.S. Treasury Securities (Cost: $12,315,450)				12,259,078

Total Fixed Income Securities (Cost: $445,707,870)				410,876,638

CONVERTIBLE SECURITIES —0.1% of Net Assets
CONVERTIBLE CORPORATE BONDS—0.1%

Commercial Services — 0.1%
Worldline SA (France)
0.00% (4),(18)	07/30/26	EUR	280,000	282,924

Issues	Maturity Date	Principal Amount	Value
Real Estate — 0.0%
China Aoyuan Group Ltd.
0.00% (6),(18)	09/30/28	$4,395	$74
Sunac China Holdings Ltd.
1.00% (1),(6),(9)	09/30/32	23,055	2,430

			2,504

Total Convertible Corporate Bonds (Cost: $288,802)			285,428

Total Convertible Securities (Cost: $288,802)			285,428

		Shares
MONEY MARKET INVESTMENTS—11.8%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82%		49,783,268	49,783,268

Total Money Market Investments (Cost: $49,783,268)			49,783,268

COMMON STOCK—0.1%

Real Estate — 0.0%
Aoyuan New Shares(6),(24)		30,741	1,344
China Aoyuan Group Ltd. (24)		12,296	538

			1,882

REIT — 0.0%
AGNC Investment Corp.		25,500	237,405

Telecommunications — 0.1%
Intelsat SA(6),(24)		11,053	334,812

Total Common Stock (Cost: $683,384)			574,099

WARRANTS—0.0%
Cineworld Group PLC(6),(24)		152,713	—

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS—2.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS—2.3%
Federal Home Loan Bank Discount Notes
4.37% (25)	05/09/25	$10,000,000	$9,778,333
Total U.S. Government Agency Obligations (Cost: $9,777,400)			9,778,333

Total Investments (111.7%) (Cost: $506,240,724)			471,297,766

Net unrealized appreciation on unfunded commitments—0.00%			540
Liabilities In Excess Of Other Assets (-11.7%)			(49,426,324)
Net Assets (100.0%)			$421,871,982

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (26)
Goldman Sachs & Co.	EUR	537,000	01/17/25	$589,903	$586,007	$(3,896)

				$589,903	$586,007	$(3,896)

SELL (27)
Goldman Sachs & Co.	EUR	8,409,000	01/17/25	$9,245,680	$9,176,408	$69,272
Bank Of New York	EUR	501,000	01/17/25	546,394	546,722	(328)
Goldman Sachs & Co.	GBP	1,714,000	01/17/25	2,242,803	2,209,683	33,120

				$12,034,877	$11,932,813	$102,064

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
286	2-Year U.S. Treasury Note Futures	12/31/24	$59,422,835	$58,900,360	$(522,475)
1,325	5-Year U.S. Treasury Note Futures	12/31/24	144,987,481	142,085,546	(2,901,935)
			$204,410,316	$200,985,906	$(3,424,410)

Short Futures
316	10-Year U.S. Treasury Note Futures	12/19/24	$(37,391,060)	$(35,945,000)	$1,446,060
2	30-Year Euro-Buxl Future	12/6/24	(296,039)	(287,949)	8,090
3	Euro SCHWATZ Futures	12/6/24	(348,365)	(347,667)	698
7	Euro-Bobl Future	12/6/24	(906,141)	(899,624)	6,517
21	Euro-Bund Future	12/6/24	(3,059,241)	(3,010,674)	48,567
2	Long Gilt Futures	12/27/24	(256,246)	(242,520)	13,726
115	U.S. Ultra Long Bond Futures	12/19/24	(15,340,593)	(14,446,875)	893,718
			$(57,597,685)	$(55,180,309)	$2,417,376

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS	October 31, 2024

EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $176,188,249 or 41.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2024.
(3)	Perpetual maturity.
(4)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2024, the value of these securities amounted to $6,249,287 or 1.5% of net assets.
(5)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.50% cash or 8.50% payment-in-kind interest.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.00% cash or 9.00% payment-in-kind interest.
(8)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.80% cash or 9.80% payment-in-kind interest.
(9)	Payment in kind.
(10)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 6.00% payment-in-kind interest.
(11)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.25% cash or 6.25% payment-in-kind interest.
(12)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.50% cash or 6.50% payment-in-kind interest.
(13)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 6.75% payment-in-kind interest.
(14)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.00% cash or 7.00% payment-in-kind interest.
(15)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.25% cash or 7.25% payment-in-kind interest.
(16)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(17)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(18)	Security is not accruing interest.
(19)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(20)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(21)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(22)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $46,493, at an interest rate of 8.55% and a maturity of March 31, 2028. The investment is not accruing an unused commitment fee.
(23)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $118,577 at an interest rate of 11.87% and a maturity of June 9, 2028. The investment is not accruing an unused commitment fee.
(24)	Non-income producing security.
(25)	Rate shown represents yield-to-maturity.
(26)	Fund buys foreign currency, sells U.S. Dollar.
(27)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$96,765,521	$—	$96,765,521
Residential Mortgage-Backed Securities — Non-Agency	—	81,387,749	3,493,797	84,881,546
Corporate Bonds	—	77,370,081	39,562	77,409,643
Asset-Backed Securities	—	58,875,581	395,664	59,271,245
Commercial Mortgage-Backed Securities — Non-Agency	—	43,600,427	686,890	44,287,317
Bank Loans	—	28,960,524	127,519	29,088,043
U.S. Treasury Securities	12,259,078	—	—	12,259,078
Foreign Government Bonds	—	4,368,074	—	4,368,074
Commercial Mortgage-Backed Securities — Agency	—	1,848,720	—	1,848,720
Municipal Bonds	—	697,451	—	697,451
Unfunded Commitments Appreciation	—	540	—	540

Total Fixed Income Securities	12,259,078	393,874,668	4,743,432	410,877,178
Money Market Investments	49,783,268	—	—	49,783,268
Short Term Investments	—	9,778,333	—	9,778,333
Common Stock	237,943	—	336,156	574,099
Convertible Corporate Bonds	—	282,924	2,504	285,428
Warrants	—	—	—	—

Total Investments	$62,280,289	$403,935,925	$5,082,092	$471,298,306
Asset Derivatives
Futures Contracts
Interest Rate Risk	2,417,376	—	—	2,417,376
Forward Currency Exchange Contracts
Foreign Currency Risk	—	102,392	—	102,392

Total	$64,697,665	$404,038,317	$5,082,092	$473,818,074

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(3,424,410)	$—	$—	$(3,424,410)
Forward Currency Exchange Contracts
Foreign Currency Risk	—	(4,224)	—	(4,224)

Total	$(3,424,410)	$(4,224)	$—	$(3,428,634)

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Statements of Assets and Liabilities	October 31, 2024

ASSETS
Investments, at Value (Note 2)	$471,297,766
Foreign Currency, at Value	1,527,745
Cash	772,184
Receivable for Securities Sold	1,492,649
Receivable for Sale of When-Issued Securities	4,470,641
Receivable for Fund Shares Sold	1,940,480
Net unrealized appreciation on unfunded commitments	540
Interest and Dividends Receivable	2,801,455
Unrealized Appreciation on Forward Currency Exchange Contracts	102,392
Cash Collateral Held for Brokers	1,383,000

Total Assets	485,788,852

LIABILITIES
Distributions Payable	564
Payable for Securities Purchased	12,981,966
Payable for Purchase of When-Issued Securities	50,657,098
Accrued Management Fees (Note 6)	137,749
Payable for Daily Variation Margin on Open Financial Futures Contracts	135,269
Unrealized Depreciation on Forward Currency Exchange Contracts	4,224

Total Liabilities	63,916,870

NET ASSETS	$421,871,982

NET ASSETS CONSIST OF:
Paid-in Capital	$476,334,867
Accumulated Earnings (Loss)	(54,462,885)

NET ASSETS	$421,871,982

NET ASSETS	$421,871,982
Shares Outstanding	10,870,798
Net Asset Value Per Share	$38.81
Investments, at Cost	$506,240,724
Foreign Currency, at Cost	$1,521,251

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Statements of Operations

	Period Ended October 31, 2024 (1)(2)	Year Ended March 31, 2024
INVESTMENT INCOME
Income:
Dividends	$599,007	$671,203
Interest	14,856,518	28,152,356

Total	15,455,525	28,823,559

Expenses:
Management Fees (Note 6)	876,741	1,505,543
Administration Fees	24,224	234,221
Transfer Agent Fees	90,858	353,127
Custodian Fees	51,221	70,000
Professional Fees	9,900	56,692
Directors’ Fees and Expenses	1,679	6,679
Registration Fees	52,655	28,675
Distribution (12b-1) and service fees	23,512	117,603
Commitment fee	—	2,921
Other	12,738	28,548

Total	1,143,528	2,404,009

Less expenses waived/reimbursed	(163,361)	(446,297)

Net Expenses	980,167	1,957,712

Net Investment Income	14,475,358	26,865,847

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(80,838)	(8,117,754)
Foreign Currency	11,501	45,872
Forward Currency Exchange Contracts	117,610	(45,604)
Futures Contracts	635,808	(722,661)
Change in Unrealized Appreciation (Depreciation) on:
Investments	329,555	1,840,977
Foreign Currency	(2,881)	358
Forward Currency Exchange Contracts	(44,205)	185,050
Futures Contracts	(762,068)	(1,342,270)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	204,482	(8,156,032)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,679,840	$18,709,815

(1) The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the MetWest Flexible Income Fund (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the reorganization, the TCW Flexible Income ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial Information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(2) The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2024 to October 31, 2024.

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Statements of Changes in Net Assets

	TCW Flexible Income ETF(1)
	Period Ended October 31, 2024(2)	Year Ended March 31, 2024	Year Ended March 31, 2023
OPERATIONS
Net Investment Income	$14,475,358	$26,865,847	$21,543,153
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	684,081	(8,840,147)	(7,597,174)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	(479,599)	684,115	(15,007,528)

Increase (Decrease) in Net Assets Resulting from Operations	14,679,840	18,709,815	(1,061,549)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(13,514,773)	(26,843,295)	(22,100,783)

NET CAPITAL SHARE TRANSACTIONS
TCW Flexible Income ETF	112,834,321	32,874,471	123,224,087
M Class	(48,882,875)	1,615,937	20,678,285

Increase in Net Assets Resulting from Net Capital Shares Transactions	63,951,446	34,490,408	143,902,372

Increase in Net Assets	65,116,513	26,356,928	120,740,040
NET ASSETS
Beginning of year	356,755,469	330,398,541	209,658,501

End of year	$421,871,982	$356,755,469	$330,398,541

(1)The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the MetWest Flexible Income Fund (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the reorganization, the TCW Flexible Income ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial Information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(2) The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2024 to October 31, 2024.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

TCW ETF Trust (formerly Engine No. 1 ETF Trust) (the “Trust”), a Delaware statutory trust organized on October 26, 2020, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue multiple series or portfolios. As of October 31, 2024, the Trust consisted of six operating investment portfolios, one of which is presented herein: TCW Flexible Income ETF (the “Fund”).

TCW Investment Management Company LLC (the “Adviser”) is the investment adviser to and an affiliate of the Fund and is registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The following is a brief description of the investment objectives and principal investment strategies for the Fund that is covered in this report:

Investment Objectives and Principal Investment Strategies

ETF Fund	Strategies

Diversified Fund
TCW Flexible Income ETF

Seeks a high level of current income with a secondary objective of long-term capital appreciation by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected to vary from zero to eight years.

There can be no assurance that the Fund will achieve it’s investment objective.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Fund is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Fund:

Principles of Accounting: The Fund uses the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”), generally 4:00 pm Eastern Time. NAV per share is computed by dividing the net assets by the number of the Fund’s shares outstanding.

Securities Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Trust’s Board of Trustees (the “Board”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses investments in its financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments is listed after the Schedule of Investments for the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities — Non-Agency	Common Stock	Convertible Corporate Bonds	Corporate Bonds	Residential Mortgage-Backed Securities — Non- Agency	Total
Balance as of March 31, 2024	$405,095	$-	$711,369	$297,049	$1,491	18,428	3,569,963	$5,003,395
Accrued Discounts (Premiums)	-	2,956	(13,714)	-	570	13,147	(423,166)	(420,207)
Realized Gain (Loss)	-	33	128,625	-	-	(99,500)	(3,525)	25,633
Change in Unrealized Appreciation (Depreciation)	9,920	(108,448)	603,395	38,486	355	100,262	356,626	1,000,596
Purchases	-	-	-	-	-	7,461	-	7,461
Sales	(19,351)	(1,344)	(742,785)	-	-	(236)	(6,101)	(769,817)
Transfers in to Level 3**	-	234,322	-	621	88	-	-	235,031
Transfers out of Level 3**	-	-	-	-	-	-	-	-

Balance as of October 31, 2024	$395,664	$127,519	$686,890	$336,156	$2,504	$39,562	$3,493,797	$5,082,092

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2024	$9,920	$(108,448)	$603,395	$38,486	$355	$100,262	$356,626	$1,000,596

*The change in unrealized appreciation (depreciation) on securities still held at October 31, 2024 was $900,966 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of October 31, 2024, the Fund used significant observable inputs in determining the value of certain investments. As of October 31, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $235,031 transferred from level 2 to level 3 in the disclosure hierarchy.

Significant unobservable valuation inputs for Level 3 investments as of October 31, 2024 are as follows:

Description	Fair Value at October 31, 2024	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$ 395,664	Broker Quote	Offered Quote	$ 91.125	$ 91.125	Increase
Bank Loans	$ 127,519	Third-Party Vendor	Vendor Prices	$ 47.500	$ 47.500	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$ 686,863	Broker Quote	Offered Quote	$ 98.340 - $ 100.580	$ 99.954	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$ 27	Third-Party Vendor	Vendor Prices	$ 0.001	$ 0.001	Increase
Common Stock	$ 336,156	Third-Party Vendor	Vendor Prices	$ 0.044 - $ 30.292	$ 8.0431	Increase
Convertible Corporate Bonds	$ 2,504	Third-Party Vendor	Vendor Prices	$ 1.690 - $ 10.539	$ 9.122	Increase
Corporate Bonds	$ 39,562	Third-Party Vendor	Vendor Prices	$ 1.227 - 17.717	$ 10.223	Increase
Residential Mortgage-Backed Securities — Non-Agency	$ 3,493,797	Broker Quote	Offered Quote	$ 0.001 - 11.531	$ 4.579	Increase
Warrants	$ 0	Broker Quote	Offered Quote	$ 0.000	$ 0.000	Increase

Security Transactions and Related Investment Income: Throughout the reporting period, security transactions are accounted for one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Fund, if any, are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions: Dividend Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund intends to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities, and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statement of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Fund may be subject to withholding taxes on income and capital gains imposed by certain countries in which the Fund invests. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended October 31, 2024, the Fund had derivatives and transactions in derivatives, grouped in the following risk categories:

Statement of Assets and Liabilities:

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Asset Derivatives
Futures Contracts(1)	$—	$—	$2,417,376	$2,417,376
Forward Currency Exchange Contracts	—	103,392	—	103,392

Total Value	$—	$103,392	$2,417,376	$2,520,768

Liability Derivatives
Forward Currency Exchange Contracts	$—	$(4,224)	$—	$(4,224)
Futures Contracts(1)	—	—	(3,424,410)	(3,424,410)

Total Value	$—	$(4,224)	$(3,424,410)	$(3,428,634)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$117,610	$—	$117,610
Futures Contracts	—	—	635,808	635,808

Net Realized Gain (Loss)	$—	$117,610	$635,808	$753,418

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$(44,205)	$—	$(44,205)
Futures Contracts	—	—	(762,068)	(762,068)

Net Change in Appreciation (Depreciation)	$—	$(44,205)	$(762,068)	$(806,273)

Number of Contracts or Notional Amounts (2)
Forward Currency Exchange Contracts	—	13,292,520	—	13,292,520
Futures Contracts	—	—	1,862	1,862

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on October 31, 2024 is reported within the Statement of Assets and Liabilities.

(2) Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended on October 31, 2024.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty credit risk. Losses can occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

For OTC derivatives, the Fund mitigates its counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by the Fund.

Cash collateral that has been pledged to cover obligations of the Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Fund has implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. The Fund is party to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. The Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving the Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under a Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on the Fund’s financial statements. The Fund’s overall exposure to credit risk subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents the Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received(2)	Derivatives Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets(2)
Goldman Sachs & Co.	$102,897	$—	$(3,896)	$99,001

Total	$102,897	$—	$(3,896)	$99,001

(1) Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

(2) Represents the net amount receivable from the counterparty in the event of default.

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivatives Liabilities in the Statement of Assets and Liabilities	Collateral Pledged(1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
Bank Of New York	$328	$—	$—	$328
Goldman Sachs & Co.	3,896	—	(3,896)	—

Total	$4,224	$—	$(3,896)	$328

(1) Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

(2) Represents the net amount receivable from the counterparty in the event of default.

3. Portfolio Investments

Mortgage-Backed and Other Asset-Backed Securities: The Fund may invest in MBS, which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Fund may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Mortgage-backed and other asset-backed securities held by the Fund at October 31, 2024 are listed in the Fund’s Schedule of Investments.

Inflation-Indexed Bonds: The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount)

will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Fund may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Fund for the period ended October 31, 2024.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. The Fund had no repurchase agreements outstanding as of October 31, 2024.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Fund continues to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended October 31, 2024.

Securities Lending: The Fund may lend its securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Fund can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Fund earns additional income for lending its securities by investing the cash collateral in short-term investments. The Fund did not lend any securities during the period ended October 31, 2024.

Derivatives:

Forward Currency Exchange Contracts: The Fund enters into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Fund as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at October 31, 2024 are disclosed in the Schedule of Investments.

Futures Contracts: The Fund may enter into futures contracts. The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended October 31, 2024, the Fund utilized treasury futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at October 31, 2024 are listed in the Fund’s Schedule of Investments.

Options: The Fund may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Fund may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives the Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by the Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended October 31, 2024, the Fund did not enter into written option contracts.

Swap Agreements: The Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Fund may write (sell) and purchase put and call swaptions. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended October 31, 2024, the Fund did not hold written swaptions.

The Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the period ended October 31, 2024, the Fund did not enter into interest rate swap agreements.

4. Risk Considerations

Market Risk: The Fund’s investments will fluctuate with market conditions, and so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Liquidity Risk: The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Fund may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: The Fund may invest in MBS or other ABS. The values of some mortgage-backed securities or other asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will achieve its objective through the use of the derivatives.

Credit Risk: The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. The Fund invests a material portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market prices and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral

(prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk: The Fund may be exposed to counterparty risk, the risk that an entity with which the Fund has unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Fund may be exposed to the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

LIBOR Risk: The London Interbank Offered Rate (“LIBOR”) was a leading benchmark or reference rate for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset backed and mortgage-related securities, interest rate swaps and other derivatives. In July 2017, the United Kingdom’s Financial Conduct Authority (FCA), which regulates LIBOR, announced the gradual phase out of the LIBOR rate, with nearly all LIBOR rate publications having ceased as of June 30, 2023 (some LIBOR rates continue to be published, but only on a temporary and synthetic basis). Alternatives to LIBOR have been established and others may be developed. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has identified the Secured Overnight Financing Rate (“SOFR”) as the preferred alternative rate to LIBOR. SOFR is a relatively new index calculated by short-term repurchase agreements, backed by Treasury securities. There remains uncertainty surrounding the nature of any replacement rates. The transition to a new reference rate may result in (i) increased volatility or illiquidity in markets for instruments or contracts that previously relied on or still rely on LIBOR, (ii) a reduction in the value of certain instruments or contracts held by the Fund, (iii) reduced effectiveness of related Fund transactions, such as hedging, (iv) additional tax, accounting and regulatory risks, or (v) costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments or contracts using an alternative rate will have the same volume or liquidity.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws

5.  Federal Income Taxes

It is the policy of the Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the year/period ended October 31, 2024. The Fund is subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

At October 31, 2024, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Unrealized appreciation	$7,104,608

Unrealized (depreciation)	(42,256,115)

Net unrealized appreciation	$(35,151,507)

Cost of Investments for Federal Income Tax Purposes	$506,449,273

At October 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed Income	Undistributed Long-term Gains	Accumulated Capital loss Carryforwards and Post- October losses	Other Temporary Differences	Net unrealized Appreciation (Depreciation)	Total Earnings (Losses)
$ 968,143	$ —	$ (20,277,084)	$ —	$ (35,152,135)	$ (54,461,076)

At October 31, 2024, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in increase/(decrease) to the components of net assets as follows:

Increase (Decrease)
Total Distributable Earnings	$ (71)

Paid in Capital	$ 71

During the year/period ended October 31, 2024 and March 31, 2024, the tax character of distributions paid was as follows:

Period Ended October 31, 2024		Year Ended March 31, 2024

Ordinary Income*	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain
$ 13,514,773	$ —	$ 26,860,706	$ —

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At October 31, 2024, the Fund had net short-term and long-term realized capital losses that will be carried forward indefinitely for federal income tax purposes of $6,053,336 and $14,223,748, respectively.

6.  Management and Other Agreements

Management

The Adviser, located at 515 South Flower Street, Los Angeles, CA 90071, furnishes investment advisory services to the Fund pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Advisers Act.

For its investment advisory services to the Fund, the Adviser is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.40%. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Prior to the reorganization into the TCW Flexible Income ETF, for the period April 1, 2024 to June 21, 2024, the Metropolitan West Flexible Income Fund paid the Adviser a management fee based on a percentage of the Metropolitan West Flexible Income Fund’s average daily net assets, at the annual rate of 0.45%.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Fund), the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Prior to the reorganization into the TCW Flexible Income ETF, for the period April 1, 2024 to June 21, 2024, the Adviser limited the operating expenses of the Metropolitan West Flexible Income Fund Class I not to exceed 0.55% relative to the Metropolitan West Flexible Income Fund Class I average daily net assets.

Prior to the reorganization into the TCW Flexible Income ETF, for the period April 1, 2024 to June 21, 2024, the Fund incurred distribution, 12b-1, fees. These fees were no longer applicable subsequent to the reorganization.

Administrator, Custodian, Transfer Agent and Accounting Agent

State Street, located at One Congress Street, Suite 1, Boston, MA 02114-2016, is the Fund’s administrator, fund accountant, transfer and dividend agent and custodian. State Street is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and exchange traded funds.

Distribution and Fund Officers

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

Organizational and Offering Costs

The Adviser has paid or assumed all organizational and offering expenses for the Fund.

Board of Trustees Compensation

The Trust pays each Independent Trustee an annual retainer of $27,500 per calendar year, plus a $1,500 per-meeting fee for in-person attendance and $250 for telephonic attendance for each Board of Trustees meeting attended by that Independent Trustee. The Independent Chair of the Board of Trustees receives an additional annual retainer of $10,500, the Independent Vice Chair receives an additional annual retainer of $7,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receives an additional annual retainer of $1,750. The Independent Trustees’ compensation is paid by the Adviser from the management fees it receives from the Fund.

7.  Fund Reorganizations

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the TCW Metropolitan West Flexible Income Fund was reorganized into the TCW Flexible Income ETF (the “Acquiring Fund”), a newly created series of the Trust, that has the same investment objective, investment policies and portfolio management team and substantially the same investment strategies as the TCW Metropolitan West Flexible Income Fund.

The shareholders of the Predecessor Fund received shares of the Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of its shares in the Predecessor Fund immediately prior to the Reorganization at the following conversion ratios:

Predecessor Fund	Net Asset Value Per Share	Conversion Ratio	Acquiring Fund	Net Assets	Closing Date	Listing Date on the NYSE
TCW Metropolitan West Flexible Income Fund	$38.33	1	TCW Flexible Income ETF	$338,477,580	June 21, 2024	June 24, 2024

I-Class Shares 8,830,813			8,830,813

The Reorganization was treated as a tax-free exchange for federal income tax purposes and accordingly, the cost basis of the assets of the Acquiring Fund reflects the historical cost basis of the assets of the Predecessor Fund as of the date of the Reorganization.

The net assets and composition of net assets of the Acquiring Fund and the Predecessor Fund on June 21, 2024 were as follows:

	Acquiring Fund	Predecessor Fund	Combined Funds

Paid-in Capital	$ —	$ 396,072,220	$ 396,072,220

Accumulated Net Investment Income	—	362,083	362,083

Accumulated Net Realized Gain	—	(22,478,727)	(22,478,727)

Net Unrealized Appreciation	—	(35,477,995)	(35,477,995)

Net Assets	—	338,477,580	338,477,580

Cost of Investments	—	415,503,957	415,503,957

Investment Securities at Value,	—	379,631,401	379,631,401

The Predecessor Fund and the Acquiring Fund had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Acquiring Fund’s financial statements and financial highlights.

8.  Related Parties

At October 31, 2024, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

9.  Committed Line Of Credit

The Trust and TCW Funds, Inc. (another TCW fund family) (collectively, the “Funds”) have entered into a $100,000,000 committed revolving line of credit agreement with State Street for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10% plus 1.25% or the Overnight Bank Funding Rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended October 31, 2024. The Funds pay State Street a commitment fee equal to 0.25% per annum on the unused portion of the committed line amount. The commitment fees incurred by the Funds would be presented in each Fund’s Statements of Operations. The commitment fees would be allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

10.  Creation and Redemption Transactions

The Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Fund may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). The shares of the Fund are listed and trade on the NYSE, a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market values that may be at, above or below the Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of the Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

11.  Capital Share Transactions

Transactions in the Fund’s shares were as follows:

	Period Ended October 31, 2024			Year Ended March 31, 2024			Year Ended March 31, 2023

	Shares		Amount	Shares		Amount	Shares		Amount
TCW Flexible Income ETF (1)(2)
Shares Sold	2,458,126	$	96,184,409	2,998,510	$	115,283,235	5,723,937	$	229,652,950
Shares Sold — shares converted from Class M (3)	1,292,294		49,107,849
Shares Issued upon Reinvestment of Dividends	132,725		5,029,014	568,582		21,822,353	431,623		17,189,579
Shares Redeemed	(986,495)		(37,486,951)	(2,724,346)		(104,231,117)	(3,087,717)		(123,618,442)

Net Increase	2,896,650		112,834,321	842,746		32,874,471	3,067,843		123,224,087

(1) The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Flexible Income Fund (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the reorganization, the TCW Flexible Income ETF adopted the accounting and performance history of Class I shares of the Predecessor Fund. Financial Information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(2) Share amounts were adjusted to reflect a 1:5 reverse stock split effective June 12, 2024.

(3) M Class shares were converted into TCW Flexible Income ETF shares at the close of business on June 10, 2024.

12.  Purchases and Sales of Securities

For the period ended October 31, 2024 purchases and sales or maturities of investment securities (excluding short-term investments) aggregated to $137,617,150 and $86,245,817, respectively, for non-U.S. Government securities, and aggregated to $623,973,542 and $567,652,869, respectively, for U.S. Government securities.

13.  Restricted Securities

The Fund is permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Fund at October 31, 2024.

14.  Commitments and Contingencies

The Fund had the following unfunded commitments and unrealized gain by investment as of October 31, 2024:

TCW Flexible Income ETF UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN
DG Investment Intermediate Holdings 2, Inc., 2024 Delayed Draw Term Loan	03/31/28	$46,493	$96

American Rock Salt Co. LLC 2024, First Out Delayed Draw Term Loan	06/09/28	118,577	444

		165,070	540

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

15.  Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

16.  New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund’s financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Fund.

17.  Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On April 8, 2024, the Board of Trustees of the Trust approved: (1) the establishment of TCW Multisector Credit Income ETF, TCW AAA CLO ETF, TCW Flexible Income ETF, TCW Senior Loan ETF, TCW Investment Grade Credit ETF and TCW High Yield Bond ETF, each as new series of the Trust; and (2) the conversion of TCW MetWest Flexible Income Fund, TCW MetWest Floating Rate Income Fund and TCW MetWest Investment Grade Credit Fund, each a series of TCW Metropolitan West Funds, and TCW High Yield Bond Fund, a series of TCW Funds, Inc., into TCW Flexible Income ETF, TCW Senior Loan ETF, TCW Investment Grade Credit ETF and TCW High Yield Bond ETF, respectively.* The reorganization of the TCW MetWest Investment Grade Credit Fund into the TCW Investment Grade Credit ETF, a new series of the TCW ETF Trust, has since been terminated.

On September 9, 2024, the Board of Trustees of the TCW Metropolitan West Funds approved the reorganization of the TCW MetWest Corporate Bond Fund into the TCW Corporate Bond ETF, a new series of TCW ETF Trust.

On November 15, 2024 the TCW Multisector Credit Income ETF, TCW AAA CLO ETF, TCW Senior Loan ETF, TCW High Yield Bond ETF and TCW Corporate Bond ETF, each a series of the Trust, commenced operations.

Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

* This communication is not a solicitation of proxy. This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933, as amended. In connection with the proposed conversions, a combined prospectus/information statement included in a registration statement on Form N-14 will be or has been filed with the SEC. Shareholders should read the combined prospectus/information statement, which contains or will contain important information about the conversions. For a free copy of the combined prospectus/information statement, please contact (866) 364-1383. The combined prospectus/information statement is or will be available on the Securities and Exchange Commission’s website (www.sec.gov) as well. Investors should consider the investment objectives, risks, fees and expenses of the Funds carefully. All investments involve risk, including the possible loss of principal. There is no guarantee that the investment objective of a Fund will be achieved. Past performance is no guarantee of future results.

TCW Flexible Income ETF

Financial Highlights

	Year Ended October 31, 2024(1),(2),(3)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Net Asset Value per Share, Beginning of year	$38.50		$39.45	$43.75	$49.30	$49.10	$53.90

Income (Loss) from Investment Operations:
Net Investment Income(4)	1.64		3.10	3.50	4.55	3.65	9.50
Net Realized and Unrealized Gain (Loss) on Investments	0.15		(0.95)	(4.15)	(5.40)	1.50	(4.25)

Total from Investment Operations	1.79		2.15	(0.65)	(0.85)	5.15	5.25

Less Distributions:
Distributions from Net Investment Income	(1.48)		(3.10)	(3.65)	(4.55)	(4.85)	(10.05)
Distributions from Net Realized Gain	—		—	—	(0.15)	(0.10)	—

Total Distributions	(1.48)		(3.10)	(3.65)	(4.70)	(4.95)	(10.05)

Net Asset Value per Share, End of year	$38.81		$38.50	$39.45	$43.75	$49.30	$49.10

Market Value per Share, End of year	$38.90		—	—	—	—	—

Total Return	4.61%	(5)	5.77%	-1.25%	-2.05%	10.83%	10.14%

Total Return Market Price	4.85%	(5)	N/A	N/A	N/A	N/A	N/A

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$421,872		$307,196	$281,372	$177,717	$158,834	$8,934

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.57	%(6)	0.68%	0.74%	0.79%	1.01%	3.51%

After Expense Reimbursement	0.49	%(6)	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of Net Investment Income to Average Net Assets	7.25%	(6)	8.07%	8.78%	9.55%	7.41%	18.14%

Portfolio Turnover Rate	181%	(5)	332%	248%	210%	177%	122%

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2024 to October 31, 2024.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective June 12, 2024.

(3)

The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the MetWest Flexible Income Fund Class I (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the transaction, the ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial Information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(4)	Computed using average shares outstanding throughout the period.

(5)	Not Annualized.

(6)	Annualized.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

TCW ETF Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TCW Flexible Income ETF (formerly MetWest Flexible Income Fund) (the “Fund”) (one of the six funds constituting the TCW ETF Trust), as of October 31, 2024, the related statements of operations for the period from April 1, 2024 to October 31, 2024 and the year ended March 31, 2024, the statements of changes in net assets for period from April 1, 2024 to October 31, 2024 and each of the two years in the period ended March 31, 2024, the financial highlights for the period from April 1, 2024 to October 31, 2024 and each of the five years in the period ended March 31, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the period from April 1, 2024 to October 31, 2024 and the year ended March 31, 2024, the changes in its net assets for the period from April 1, 2024 to October 31, 2024 and each of the two years in the period ended March 31, 2024, and the financial highlights for the period from April 1, 2024 to October 2024 and each of the five years in the period ended March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Los Angeles, California

December 23, 2024

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

Privacy Policy

The TCW Group, Inc. and Subsidiaries

TCW Investment Management Company LLC

TCW Asset Management Company LLC

Metropolitan West Asset Management, LLC

TCW PT Management Company LLC

TCW Asset Backed Finance Management Company LLC

TCW Funds, Inc. TCW Strategic Income Fund, Inc. TCW Metropolitan West Funds	Sepulveda Management LLC TCW Direct Lending LLC TCW Direct Lending VII LLC	TCW Direct Lending VIII LLC TCW Star Direct Lending LLC TCW ETF Trust TCW Spirit Direct Lending LLC

Effective December 2024

WHAT YOU SHOULD KNOW

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial information,” issued by the United States Securities and Exchange Commission.

OUR PRIVACY POLICY

We, The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the TCW Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC, TCW Direct Lending VII LLC, TCW Direct Lending VIII LLC, TCW Star Direct Lending LLC, TCW ETF Trust, and TCW Spirit Direct (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal and financial information.

CATEGORIES OF INFORMATION WE COLLECT

We may collect the following types of nonpublic personal and financial information about you from the following sources:

▪

Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

▪

Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

▪

Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

CATEGORIES OF INFORMATION WE DISCLOSE TO NONAFFILIATED THIRD PARTIES

We may disclose your name, address and account and other identifying numbers, as well as information about your pending orpast transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes suchas necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer andservice your account and commingled investment vehicles in which you are invested, to market our products and services throughjoint marketing arrangements or to respond to court orders and legal investigations.

We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

CATEGORIES OF INFORMATION WE DISCLOSE TO OUR AFFILIATED ENTITIES

▪

We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

▪

We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

INFORMATION ABOUT FORMER CUSTOMERS

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

QUESTIONS

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

REMINDER ABOUT TCW’S FINANCIAL PRODUCTS

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the TCW Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC, TCW Direct Lending VII LLC, TCW Direct Lending VIII LLC, TCW Star Direct Lending LLC, TCW ETF Trust, and TCW Spirit Direct Lending LLC.

▪	Are not guaranteed by a bank;

▪	Are not obligations of The TCW Group, Inc. or of its subsidiaries;

▪	Are not insured by the Federal Deposit Insurance Corporation; and

▪	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC. TCW FUNDS, INC. TCW STRATEGIC INCOME FUND INC. TCW METROPOLITAN WEST FUNDS SEPULVEDA MANAGEMENT LLC	TCW DIRECT LENDING LLC TCW DIRECT LENDING VII LLC TCW DIRECT LENDING VIII LLC TCW STAR DIRECT LENDING LLC TCW ETF TRUST TCW SPIRIT DIRECT LENDING LLC

Attention: Privacy Officer  |  515 South Flower Street  |  Los Angeles, CA 90071  |  email: privacy@tcw.com

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The TCW ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form NPORT-P. The Forms NPORT-P will be available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.tcw.com/Products/ETFs.

Proxy Voting Policies and Procedures. A description of TCW Investment Management Company LLC’s proxy voting policies and procedures, which are applicable to the funds in the TCW ETF Trust is available on the Fund’s website at www.tcw.com/Products/ETFs and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The TCW ETF Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. The Fund’s Form N-PX will also be available on the Fund’s website at www.tcw.com/Products/ETFs and on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary Market for shares of the Fund and the Fund’s net asset value can be found on our website, www.tcw.com/Products/ETFs.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

TCW ETF Trust

Investment Advisory Agreement Disclosure (Unaudited)

Renewal of Investment Advisory Agreement

TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (the “Advisor”) are parties to an Investment Advisory Agreement (the “Agreement”), pursuant to which the Advisor is responsible for managing the investments of each separate investment series (each, a “Fund” and collectively, the “Funds”) of the Trust. Unless terminated by either party, the Agreement has an initial term of two years and then continues in effect from year to year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees of the Trust (the “Board”), and, in either event, by a majority of the Trustees who are not “interested persons” of the Trust, as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), casting votes in person at a meeting called for that purpose.

At an in-person meeting on September 9, 2024, the Board approved the renewal of the Agreement for an additional one-year term from October 13, 2025 through October 12, 2026. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Trustees) upon the recommendation of the Independent Trustees. The Independent Trustees also met by videoconference in a working session on August 22, 2024 to hear presentations by representatives of the Advisor, to ask related questions, to review and discuss materials provided by the Advisor for their consideration, and to meet separately with their independent legal counsel. On September 9, 2024, they also met separately with their independent legal counsel to review and discuss supplemental information that had been requested on their behalf by their independent legal counsel and presented by the Advisor. The information, material facts, and conclusions that formed the basis for the Independent Trustees’ recommendation and the Board’s subsequent approval are described below.

1.	Information received

Materials reviewed — Over the period since October 13, 2023, when the Advisor acquired the exchange-traded fund platform of Engine No. 1 LLC (“Engine No. 1”), the former investment adviser to the Trust, the Trustees received a wide variety of materials relating to the services provided by the Advisor, including reports on the Advisor’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds. In addition, the Board reviewed information furnished to the Independent Trustees in response to a detailed request

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

sent to the Advisor on their behalf. The information in the Advisor’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Advisor to its institutional clients, financial and profitability information regarding the Advisor, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to those of appropriate peer groups of registered funds selected by Broadridge. After reviewing this information, the Trustees requested additional information from the Advisor, which the Advisor provided and the Trustees considered.

Review process — The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. The Independent Trustees were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Trustees also discussed the renewal of the Agreement with the Advisor’s representatives and in private sessions at which no representatives of the Advisor were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

2.	Nature, extent, and quality of services provided by the Advisor

The Board and the Independent Trustees noted that the Advisor had become investment adviser to the Trust effective October 13, 2023, when the Advisor acquired the exchange-traded fund platform of Engine No. 1. The Board and the Independent Trustees considered the depth and quality of the Advisor’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; and the overall resources available to the Advisor in managing the Funds’ assets. The Board and the Independent Trustees considered the ability of the Advisor to attract and retain well-qualified

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

investment professionals, noting in particular the Advisor’s hiring of professionals in various areas over the past several years, including recruiting and hiring a highly qualified President and Chief Executive Officer to replace the outgoing head of The TCW Group, Inc., the parent company of the Advisor (“TCW”), and several additional executive-level personnel, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity and cyber security, and budgeting for certain future initiatives. The Board and the Independent Trustees noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Trustees also considered that the Advisor made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting, and legal matters. They noted the substantial additional resources made available by TCW. The Board and the Independent Trustees examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Advisor’s institutional and sub-advised clients, as well as the Advisor’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Advisor and the Independent Trustees. The Advisor explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Trustees and their meetings, regulatory filings, and various operational personnel, and the related costs.

The Board and the Independent Trustees concluded that the nature, extent, and quality of the services provided by the Advisor are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3.	Investment results

The Board and the Independent Trustees considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other registered funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2024, and at the request of the Board, as of July 31, 2024. The Board and the Independent Trustees reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Trustees took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

The Board and the Independent Trustees noted that each Fund’s performance was satisfactory over the relevant periods. The Board and the Independent Trustees noted that the investment performance of each Fund was generally close to or above the median performance of the applicable peer group during the three-year period emphasized by Broadridge in the supplemental materials, and for the period since inception for those Funds with shorter operating histories. The Board indicated that it would continue to monitor portfolio investment performance on a regular basis and discuss with the Advisor from time to time any instances of long-term underperformance that may arise.

The Board and the Independent Trustees noted that the performance of the Funds for the various periods reviewed ranked in the first, second or third quintiles, except that the Flexible Income ETF ranked in the fourth quintile for the one-year period. The Board and the Independent Trustees considered that certain of the Funds, including the Artificial Intelligence ETF, Compounders ETF and Flexible Income ETF, were newly formed but had acquired the performance history of their respective predecessor mutual fund, each of which was managed by the Advisor or its affiliate. The Board and the Independent Trustees further considered that certain other Funds had relatively short operating histories, including the Transform Supply Chain ETF, Transform Systems ETF and Transform 500 ETF, and that these Funds had been managed by another investment adviser prior to October 13, 2023.

For the Artificial Intelligence ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the third quintile for the five- and three-year periods and the second quintile for the one-year period. The Board and the Independent Trustees further noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the TCW Artificial Intelligence Equity Fund, effective May 6, 2024, and had adopted the performance history of that mutual fund.

For the Transform Supply Chain ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the one-year period and the period since the Fund’s inception on February 14, 2023.

For the Transform Systems ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the one-year period and the period since the Fund’s inception on February 2, 2022.

For the Compounders ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the five-year period, the first quintile for the three-year period, and the third quintile for the one-year period. The Board and the Independent Trustees noted that the Fund had acquired the assets and liabilities of its predecessor mutual

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

fund, the TCW New America Premier Equities Fund, effective May 6, 2024, and had adopted the performance history of that mutual fund.

For the Transform 500 ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the one-year period and third quintile for the period since the Fund’s inception on June 23, 2021.

For the Transform 500 ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the one-year period and the third quintile since inception.

For Flexible Income ETF, the Board and the Independent Trustees noted that the Fund’s performance was ranked in the first quintile for the five-year period, second quintile for the three-year period and fourth quintile for the one-year period. The Board and the Independent Trustees further noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the Metropolitan West Flexible Income Fund, effective June 24, 2024 and had adopted the performance history of that mutual fund.

4.	Advisory fees and total expenses

The Board and the Independent Trustees compared the management fees and total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense level of the other registered funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Trustees by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Trustees noted that each Fund except the Transform 500 ETF is an actively-managed ETF. The Board and the Independent Trustees considered that while each such actively-managed Fund was below median with respect to expenses, peer group comparisons are more challenging when considering active ETFs because of the uniqueness and complexity of investment styles among the respective peer funds.

The Artificial Intelligence ETF and Flexible Income ETF were below the medians of the peer group funds for management fees and above the medians for total expenses.

The Transform Supply Chain ETF, Transform Systems ETF and Compounders ETF were above the medians of the peer group funds for both management fees and total expenses.

The Transform 500 ETF was below the medians of the peer group funds for both management fees and total expenses.

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

The Board and the Independent Trustees observed the unitary fee structure of the Funds, under which the Adviser is responsible for substantially all other costs associated with managing and operating the Fund, except as set forth in the investment management agreement, and that the Advisor pays all distribution costs out of its own profits. The Board and the Independent Trustees considered that the unitary fee structure is used by exchange-traded funds due to the lower cost associated with ongoing management and distribution. The Board and the Independent Trustees also considered how these arrangements affected the expenses borne by each Fund’s shareholders and noted that the total expense ratios were reasonable when taking into account the unitary fee arrangement.

The Board and the Independent Trustees also reviewed information regarding the advisory fees charged by the Advisor to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Trustees concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Advisor to the Funds and the Advisor’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from creations and redemptions by authorized participants, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to registered funds.

Based on these factors, the Trustees concluded that each Fund’s advisory fee was not unreasonable.

5.	The Advisor’s costs, level of profits, and economies of scale

The Board and the Independent Trustees reviewed information regarding the Advisor’s costs of providing services to the Funds, as well as the resulting level of profits to the Advisor. They reviewed the Advisor’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost. The Board and the Independent Trustees recognized that the Advisor should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Trustees also reviewed a comparison of the Advisor’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Advisor believed supported its view that the Advisor’s profitability was reasonable. Based on their

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

review, the Board and the Independent Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Trustees considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. The Board and the Independent Trustees recognized the benefits of the Advisor’s substantial past and ongoing investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Trustees also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to ETFs. The Board and the Independent Trustees considered the risk borne by the Advisor that the Funds’ net assets and thus the Advisor’s fees might decline in the event of sales and that smaller Funds might not grow to become profitable. The Board and the Independent Trustees concluded that the Advisor was satisfactorily sharing potential economies of scale with the Funds through reasonable fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6.	Ancillary benefits

The Board and the Independent Trustees also considered ancillary benefits received or to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds. The Board and the Independent Trustees noted that, in addition to the fees the Advisor receives under the Agreement, the Advisor receives additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board and the Independent Trustees concluded that any potential benefits received or to be derived by the Advisor from its relationships with the Funds are reasonably related to the services provided by the Advisor to the Funds.

7.	Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Advisor by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

Approval of Investment Advisory Agreement

The Fund named above, which is a series of the Trust, has retained TCW Investment Management Company LLC (the “Advisor”) to manage its assets pursuant to an Investment Advisory Agreement dated as of October 13, 2023, as amended (the “Agreement”), which has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” (“Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Following an initial two-year term with respect to the Fund, the Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for that purpose (the “Annual 15(c) Process”).

At a meeting held on June 10, 2024 (the “Meeting”), the Board, including all of the Independent Trustees, approved the Agreement for an initial two-year term with respect to the Fund.

The Board recognized that the approval of the Agreement in connection with the organization of the Fund was related to the proposed reorganization of the Metropolitan West Flexible Income Fund (the “Target Fund”), a series of TCW Metropolitan West Funds (the “MetWest Trust”), into the Fund, which was also considered and approved at the Meeting by the Board and at a meeting of the board of the Target Fund.

At the Meeting and at prior meetings of the Independent Trustees on April 22 and April 8, 2024, the Board received and considered information (both written and oral) provided to assist it in the review of the Agreement and made assessments with respect to the Fund. The Independent Trustees were advised by independent legal counsel with respect to these matters. The Independent Trustees discussed the approval of the Agreement with representatives of the Advisor and among themselves in private sessions on various occasions at which no representatives of the Advisor were present.

In addition, the Board received extensive information at previous meetings from management about the Advisor and its services to the Trust and its other series. That other information considered by the Board addressed many of the factors discussed below, including, but not limited to, information about the nature, extent and quality of services provided by the Advisor to the Trust, the Advisor’s structure, organization, operations and personnel, the financial condition of the Advisor and the profitability to the Advisor from the Agreement, compliance procedures and resources, investment performance of other series and any similar strategies, expected expenses of the Fund, planned marketing of the Fund, relationships with Authorized Participants and market makers, and other information considered relevant.

In considering information relating to management fee levels, the Board took into account that the Fund would pay the Advisor a single unitary fee and that the Advisor would be responsible for

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

payment of all ordinary fund expenses out of the unitary fee. The Board noted that the current almost universal practice among exchange-traded funds was to charge a single unitary fee and therefore considered as relevant the unitary fees charged by other similarly managed exchange-traded funds. The Board also received, and considered to the extent it thought relevant, information provided by the Advisor as to Fund management services and fees as compared to advisory services and fees charged by an affiliate of the Advisor to the Target Fund. The Trustees also considered information comparing the proposed fee and expense levels of the Fund to appropriate peer groups of funds identified in a report by a third-party data provider, Fuse Research Network, LLC (“Fuse”), as well as performance data as compared to the peer group identified by Fuse.

The Board also considered that, under the Agreement and as part of the unitary management fee, the Advisor would provide additional services to the Fund that are essential to the operation of the Fund.

In addition to the information furnished by the Advisor, the Trustees were provided with advice from their independent legal counsel discussing their fiduciary duties related to their approval of the Agreement and discussed these matters with their counsel.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the approval of the Agreement with respect to the Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

Nature, Extent and Quality of Services

The Board considered the general nature, extent, and quality of services provided to the existing series of the Trust and expected to be provided to the Fund by the Advisor. The Board evaluated the Advisor’s experience in serving as manager of mutual funds and ETFs and considered the benefits to shareholders of investing in a fund complex that is served by a large organization that also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds. The Board also considered the ability of the Advisor to provide appropriate levels of support and resources to the Fund.

The Board also took note of the background and experience of the senior management and portfolio management personnel of the Advisor and that the expertise and amounts of attention expected to be given to the Fund by the Advisor are substantial. The Board also noted the previous experience of the proposed portfolio managers of the Fund and considered that the same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Fund. The Board considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations of the Advisor that would

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

be applicable to the Fund. The Board noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board concluded that it was satisfied with the nature, extent and quality of the services anticipated to be provided to the Fund by the Advisor under the proposed Agreement.

Investment Performance

The Trustees considered the performance of other series of investment companies managed by the Advisor and its affiliates with similar strategies, namely the Target Fund that would be reorganized into the Fund, on both an absolute basis and in comparison to appropriate peer funds and benchmark indices, for various periods. The Board also considered that the Fund has investment objectives, goals and strategies that are substantially similar to the Target Fund. After review, the Trustees concluded that the Fund has the potential to achieve acceptable performance.

Advisory Fees and Profitability

The Board considered information prepared by the Advisor and Fuse comparing the proposed fees and expenses of the Fund to the averages and medians of the fees and expenses of appropriate peer funds. The Board considered that the total expense ratio for the Fund relative to that for the Target Fund would be lower, especially in light of the unitary fee arrangement. The Board considered that the fee structure proposed for the Fund was similar to the other actively managed ETFs in the Trust.

The Board also considered the expected costs of services to be provided and expected profits to be realized by the Advisor and its affiliates from their relationship with the Fund, noting the difficulty in evaluating a manager’s projected profitability with respect to a fund that is not yet operational. Based on these various considerations, the Board concluded that the proposed contractual management fees of the Fund under the proposed Agreement were fair and bore a reasonable relationship to the services to be rendered.

Expenses and Economies of Scale

The Board noted that the expense ratio proposed was within a reasonable range for the Fund’s peer group. The Board considered that, although the Fund would be newly launched, it would be the surviving entity in the reorganization with the Target Fund, which will give it a larger asset base compared to a typical new fund. The Board concluded that the anticipated expenses were appropriate given the anticipated size and structure of the Fund.

The Board also considered the potential of the Advisor to achieve economies of scale as the Fund grows in size. The Board noted that the Fund will benefit through additional investment in the Trust’s business and the provision of improved or additional infrastructure and services to the Fund and its shareholders. The Board considered the Advisor’s ongoing investment in its technology, systems, staffing and other aspects of its business that can benefit the Fund, noting that all these endeavors are a

Investment Advisory Agreement Disclosure (Unaudited) (Continued)

means by which the Advisor is sharing economies of scale with the Fund and its shareholders through reinvestment in products and services that are designed to benefit the Fund and its shareholders. The Board considered the new personnel hired over recent years and the extent to which that hiring could be expected to benefit shareholders. As a result, the Board was satisfied about the extent to which economies of scale will be shared with the Fund and its shareholders. Based on all the information they reviewed, the Board concluded that the proposed fee structure was reasonable and reflected a sharing of any economies of scale.

Ancillary Benefits

The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Fund, including compensation for certain compliance support services. The Board concluded that any potential benefits to be derived by the Advisor from its relationship with the Fund were consistent with the services proposed to be provided by the Advisor to the new series.

Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders will receive reasonable value in return for the management fees paid to the Advisor by the Fund, and that the approval of the Agreement was in the best interests of the Fund and its shareholders.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended October 31, 2024.

Qualified

Dividend

Income*

TCW Flexible Income ETF	0.58%

* The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

General Information

Investment Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Administrator, Custodian, Transfer Agent and Accounting Agent

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

555 West 5th Street

Los Angeles, CA 90013

Legal Counsel

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

TCW ETFs

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management, and other information.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This is not applicable to the Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Funds Evaluation and Approval of Advisory Contract summary by Fund appear in the Financial Statements filed under Item 7(a) of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	EX-99.CODE – Code of Ethics referred to in Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW ETF Trust

By (Signature and Title)
/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	January 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	January 2, 2025

By (Signature and Title)
/s/ Joshua Hunter
Joshua Hunter
Treasurer and Principal Financial Officer

Date	January 2, 2025